Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Entity Registrant Name	KONGZHONG CORP
Entity Central Index Key	0001285137
Trading Symbol	KONG
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,678,097,663

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 120,694,716	$ 129,511,530
Held-to-maturity securities	17,465,340	17,299,116
Trading securities		7,754,630
Loans to third party		22,187,307
Accounts receivables, net of allowance of $222,007 and $5,626 as of December 31, 2011 and 2012	23,699,745	19,902,975
Prepaid expenses and other current assets	4,717,674	4,146,025
Total current assets	166,577,475	200,801,583
Rental deposits	747,491	511,152
Property and equipment, net	3,065,486	3,620,279
Long-term investments	3,999,999
Goodwill	87,551,023	72,967,109
Acquired intangible assets, net	75,069,314	2,347,891
Restricted cash	35,773,340
Total assets	372,784,128	280,248,014
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of $15,343,859 and $42,326,895 as of December 31, 2011 and 2012, respectively)	42,612,324	15,347,033
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $7,852,121 and $9,435,188 as of December 31, 2011 and 2012, respectively)	18,276,365	9,489,794
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of $2,796,228 and $3,585,350 as of December 31, 2011 and 2012, respectively)	3,784,866	4,043,619
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $nil and $nil as of December 31, 2011 and 2012, respectively)	6,556,007	3,645,583
Total current liabilities	71,229,562	32,526,029
Commitments and contingencies (Note 27)
Convertible senior note, net of discount due to beneficial conversion feature		1,272,619
Non-current deferred tax liability (including non-current deferred tax liability of the consolidated VIEs without recourse to the Company of $271,622 and $10,498 as of December 31, 2011 and 2012, respectively)	10,498	271,622
Long-term liabilities (including long-term liabilities of the consolidated VIEs without recourse to the Company of $nil and $18,660,000 as of December 31, 2011 and 2012, respectively)	18,660,000
Total liabilities	89,900,060	34,070,270
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,661,939,143 and 1,678,097,663 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	832	829
Additional paid-in capital	126,786,049	131,140,682
Warrants	15,566,332	677,332
Accumulated other comprehensive income	46,618,263	46,186,277
Statutory reserve	10,572,330	10,341,491
Retained earnings	83,340,262	57,831,133
Total shareholders' equity	282,884,068	246,177,744
Total liabilities and shareholders' equity	$ 372,784,128	$ 280,248,014

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivables, allowance	$ 5,626	$ 222,007
Accounts payable	42,612,324	15,347,033
Accrued expenses and other current liabilities	18,276,365	9,489,794
Deferred revenue	3,784,866	4,043,619
Income tax payable	6,556,007	3,645,583
Non-current deferred tax liability	10,498	271,622
Long-term liabilities	18,660,000
Ordinary shares, par value	$ 0.0000005	$ 0.0000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	1,678,097,663	1,661,939,143
Ordinary shares, shares outstanding	1,678,097,663	1,661,939,143
VIEs [Member]
Accounts payable	42,326,895	15,343,859
Accrued expenses and other current liabilities	9,435,188	7,852,121
Deferred revenue	3,585,350	2,796,228
Income tax payable
Non-current deferred tax liability	10,498	271,622
Long-term liabilities	$ 18,660,000

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
Sales tax	(5,793,557)	(3,827,823)	(3,208,933)
Net revenues	180,586,151	156,180,612	146,374,431
Cost of revenues	(103,130,272)	(91,930,241)	(80,238,617)
Gross profit	77,455,879	64,250,371	66,135,814
Operating expenses:
Product development (including share-based compensation expense of $1,038,275, $614,780 and $468,232 for 2010, 2011 and 2012, respectively)	(18,382,383)	(15,416,944)	(23,964,697)
Selling and marketing (including share-based compensation expense of $131,396, $121,623 and $227,804 for 2010, 2011 and 2012, respectively)	(24,586,039)	(20,891,615)	(18,975,617)
General and administrative (including share-based compensation expense of $3,830,585, $3,843,119 and $3,768,461 for 2010, 2011 and 2012, respectively)	(11,629,273)	(11,582,200)	(10,481,827)
Impairment loss on goodwill		(20,255,242)	(2,998,317)
Impairment loss on intangible assets		(3,927)	(5,730,579)
Total operating expenses	(54,597,695)	(68,149,928)	(62,151,037)
Change in fair value of contingent consideration for business acquisition		(3,729,513)	10,894,533
Government subsidies	301,359	319,319	337,663
Income (loss) from operations	23,159,543	(7,309,751)	15,216,973
Interest income	5,231,308	3,569,175	2,342,761
Interest income from loans to third party	453,602	1,193,226
Interest expense	(262,758)	(487,763)	(1,059,905)
Impairment loss on cost method investment			(1,509,912)
Loss on extinguishment of debt upon prepayment of convertible senior note		(1,567,472)
Exchange gain	387,642
Investment income	261,473	85,561	883,285
Net income (loss) before income taxes	29,230,810	(4,517,024)	15,873,202
Income taxes expense	(3,490,842)	(3,137,838)	(3,950,003)
Net Income (loss)	25,739,968	(7,654,862)	11,923,199
Net income (loss) per share, basic	$ 0.02	$ 0	$ 0.01
Net income (loss) per share, diluted	$ 0.01	$ 0	$ 0.01
Weighted average shares used in calculating basic net income (loss) per share	1,661,864,846	1,607,110,119	1,466,947,693
Weighted average shares used in calculating diluted net income (loss) per share	1,721,622,756	1,607,110,119	1,547,870,678
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Other comprehensive income
Foreign currency translation adjustments	431,986	13,871,922	9,044,087
Comprehensive income	$ 26,171,954	$ 6,217,060	$ 20,967,286

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expense	$ 4,464,497	$ 4,579,522	$ 5,000,256
Product Development [Member]
Share-based compensation expense	468,232	614,780	1,038,275
Selling and Marketing [Member]
Share-based compensation expense	227,804	121,623	131,396
General and Administrative [Member]
Share-based compensation expense	$ 3,768,461	$ 3,843,119	$ 3,830,585

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Shares Issuable In Connection With Acquisition [Member]	Warrants [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2009	$ 173,040,731	$ 705	$ 83,862,222	$ 1,325,917	$ 677,332	$ 23,270,268	$ 8,600,893	$ 55,303,394
Beginning Balance (in shares) at Dec. 31, 2009		1,409,396,360
Issuance of ordinary shares for share-based compensation (in shares)		52,750,000
Issuance of ordinary shares for share-based compensation	386,550	26	386,524
Issuance of ordinary shares for acquisition of business (in shares)		48,760,213
Issuance of ordinary shares for acquisition of business	14,545,600	24	15,871,493	(1,325,917)
Share-based compensation recognized	5,000,256		5,000,256
Provision for statutory reserve							791,897	(791,897)
Other comprehensive income	9,044,087					9,044,087
Net income (loss)	11,923,199							11,923,199
Ending Balance at Dec. 31, 2010	213,940,423	755	105,120,495		677,332	32,314,355	9,392,790	66,434,696
Ending Balance (in shares) at Dec. 31, 2010		1,510,906,573
Issuance of ordinary shares for share-based compensation (in shares)		47,500,000
Issuance of ordinary shares for share-based compensation	302,075	24	302,051
Issuance of ordinary shares for acquisition of business (in shares)		123,532,570
Issuance of ordinary shares for acquisition of business	29,220,543	62	29,220,481
Share-based compensation recognized	4,579,522		4,579,522
Repurchase of ordinary shares (in shares)		(20,000,000)
Repurchase of ordinary shares	(2,748,579)	(12)	(2,748,567)
Prepayment of convertible senior note	(5,333,300)		(5,333,300)
Provision for statutory reserve							948,701	(948,701)
Other comprehensive income	13,871,922					13,871,922
Net income (loss)	(7,654,862)							(7,654,862)
Ending Balance at Dec. 31, 2011	246,177,744	829	131,140,682		677,332	46,186,277	10,341,491	57,831,133
Ending Balance (in shares) at Dec. 31, 2011		1,661,939,143
Issuance of ordinary shares for share-based compensation (in shares)		27,500,000
Issuance of ordinary shares for share-based compensation	277,309	14	277,295
Issuance of ordinary shares for acquisition of business (in shares)		40,000,000
Issuance of ordinary shares for acquisition of business	4,230,000	20	4,229,980
Share-based compensation recognized	4,464,497		4,464,497
Repurchase of ordinary shares (in shares)		(74,141,480)
Repurchase of ordinary shares	(14,590,355)	(42)	(14,590,313)
Conversion of convertible senior note (in shares)		22,800,000
Conversion of convertible senior note	1,263,919	11	1,263,908
Issuance of warrants	14,889,000				14,889,000
Provision for statutory reserve							230,839	(230,839)
Other comprehensive income	431,986					431,986
Net income (loss)	25,739,968							25,739,968
Ending Balance at Dec. 31, 2012	$ 282,884,068	$ 832	$ 126,786,049		$ 15,566,332	$ 46,618,263	$ 10,572,330	$ 83,340,262
Ending Balance (in shares) at Dec. 31, 2012		1,678,097,663

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 25,739,968	$ (7,654,862)	$ 11,923,199
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	7,628,005	4,443,449	7,691,043
Loss (gain) on disposal of property and equipment	(6,694)	(37,099)	5,037
Provision of bad debt	5,626	222,007	45,857
Impairment loss on cost method investment			1,509,912
Impairment loss on goodwill		20,255,242	2,998,317
Impairment loss on intangible assets		3,927	5,730,579
Change in fair value of contingent consideration for business acquisition		3,729,513	(10,894,533)
Share-based compensation	4,464,497	4,579,522	5,000,256
Loss on extinguishment of debt upon prepayment of convertible senior note		1,567,472
Amortization of the debt discount	36,297	294,543	585,627
Changes in operating assets and liabilities
Accounts receivable	(3,757,638)	2,902,691	4,855,600
Prepaid expenses and other current assets	(387,517)	3,748,469	(337,872)
Rental deposits	(233,859)	98,928	78,309
Trading securities	7,602,189	(8,339,291)	81,617
Accounts payable	(167,693)	4,780,428	(3,850,530)
Deferred revenue	(266,818)	1,347,963	2,529,804
Accrued expenses and other liabilities	2,551,298	760,161	(5,498,911)
Income tax payable	3,448,253	730,690	3,560,300
Net cash provided by operating activities	46,655,914	33,433,753	26,013,611
Investing activities:
Acquisition of businesses (net of cash acquired $2,145,792, $nil and $586,701 for 2010, 2011, and 2012)	(8,413,299)		(8,603,609)
Purchase of intangible assets	(13,666,768)
Long-term investments	(3,999,999)
Loan to third party		(21,227,812)
Loan repayment from third party	22,190,124
Purchase of held-to-maturity securities	(319,589,646)	(17,203,826)
Proceeds from disposal of held-to-maturity securities	319,293,275
Purchase of property and equipment	(1,516,362)	(1,890,271)	(1,717,930)
Proceeds from disposal of property and equipment	6,694	37,099	6,676
Restricted cash	(35,510,803)
Net cash used in investing activities	(41,206,784)	(40,284,810)	(10,314,863)
Financing activities:
Payment of contingent consideration for acquisition of business		(14,578,427)	(1,163,064)
Repurchase of ordinary shares	(14,590,355)	(2,748,579)
Proceeds from exercise of employee stock options	277,309	302,075	386,524
Prepayment of convertible senior note		(9,310,000)
Net cash used in financing activities	(14,313,046)	(26,334,931)	(776,540)
Effect of foreign exchange rate changes	47,102	5,526,757	2,959,028
Net increase (decrease) in cash and cash equivalents	(8,816,814)	(27,659,231)	17,881,236
Cash and cash equivalents, beginning of year	129,511,530	157,170,761	139,289,525
Cash and cash equivalents, end of year	120,694,716	129,511,530	157,170,761
Supplemental disclosures of cash flow information
Income taxes paid	647,839	2,561,368	3,053,601
Interest paid	26,730	358,632	508,155
Non-cash investing and financing activities:
Warrants issued in acquisition of game licenses	14,889,000
Consideration payable in connection with business acquisition	5,880,600
Contingent consideration in connection with business acquisition			40,155,908
Ordinary shares issued for business acquisitions	$ 4,230,000	$ 29,220,543	$ 14,545,600

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [ABSTRACT]
Acquisition of businesses, cash acquired	$ 586,701		$ 2,145,792

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

KongZhong Corporation ("KongZhong") was incorporated under the laws of the Cayman Islands on May 6, 2002. KongZhong and its consolidated entities (collectively, the "Company") provide wireless interactive entertainment, media and community services to mobile phone users, and internet games services.

As of December 31, 2012, details of the Company's significant majority-owned subsidiaries and VIEs are as follows:

	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities
			%
Subsidiaries:

KongZhong Information Technologies	July 2002	KongZhong	100	Providing consulting
(Beijing) Co., Ltd. ("KongZhong Beijing")	People's Republic			and technology services
	of China ("PRC")

KongZhong China Co., Ltd.	June 2005	KongZhong	100	Providing consulting
("KongZhong China")	the PRC			and technology services

Simlife (Beijing) Science Co., Ltd.	June 2009	Simlife	100	Providing consulting
("Simlife Beijing ")	the PRC	International Inc.		and technology services

Success Blueprint Limited	October 2009	KongZhong	100	Providing novel license
("Success Blueprint")	British Virgin Islands			to overseas

Dacheng Holdings Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Holdings")	Cayman Islands			services

Dacheng Investment (Hong Kong) Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Hong Kong")	Hong Kong			services

Noumena Innovation (BVI) Ltd.	March 2012	KongZhong	100	Providing smart mobile
("Noumena")	British Virgin Islands			games services

Noumena Productions limited	March 2012	Noumena	100	Providing smart mobile
	Hong Kong			games services

VIEs:

Beijing AirInbox Information	April 2002	Linguang Wu	45	Providing wireless
Technologies Co., Ltd.	the PRC	SonglinYang	42	value-added services
("Beijing AirInbox")		Guijun Wang	10	to mobile phone users
		Zhen Huang	3

Beijing Wireless Interactive	February 2005	Yang Yang	40	Providing wireless
Network Technologies Co., Ltd.	the PRC	Jingye Sun	30	value-added services
("Beijing WINT")		Li Ai	30	to mobile phone users

Beijing Chengxitong Information	November 2005	Yang Li	90	Providing wireless
Technology Co., Ltd.	the PRC	Xuelei Wu	10	value-added services
("Beijing Chengxitong")				to mobile phone users

	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities
			%

Beijing Xinrui Network Technology	January 2006	Guijun Wang	51	Providing wireless
Co., Ltd. ("Beijing Xinrui")	the PRC	Yang Li	49	value-added services
				to mobile phone users

Shanghai Mailifang Communication	March 2009	Xu Guo	90	Mobile games
Co., Ltd. ("Shanghai Mailifang")	the PRC	Yang Yang	10	developing services

Xiamen Xinreli Technology	June 2009	Tao Jia	80	Providing wireless
Co., Ltd. ("Xiamen Simlife")	the PRC	Junhong Chen	20	value-added services
				to mobile phone users

Shanghai Dacheng Network Technology	January 2010	Leilei Wang	59	Providing internet games
Co., Ltd. ("Shanghai Dacheng")	the PRC	Zhen Yang	41	services

Subsidiaries of VIE:

Beijing Boya Wuji Technologies Co., Ltd.	March 2004	Beijing AirInbox	100	Providing internet games
	the PRC			services

Tianjin Mammoth Technologies	May 2005	Beijing AirInbox	95	Mobile games
Co., Ltd. ("Tianjin Mammoth")	the PRC	Beijing WINT	5	developing services

Beijing Shiyuan Leya Culture Communication	July 2008	Beijing Xinrui	100	Providing wireless
Co., Ltd.	the PRC			value-added services to
				mobile phone users

Nanjing Net Book Culture Co., Ltd.	October 2009	Beijing Chengxitong	100	Providing
	the PRC			internet novel services

Wuxi Dacheng Network	January 2010	Shanghai Dacheng	100	Providing internet games
Technology Co.,Ltd.	the PRC			services

Shenzhen Zhida Network Technology	February 2010	Beijing WINT	100	Providing technology
Co., Ltd. ("Shenzhen Zhida")	the PRC			services to mobile
				phone manufactures

Beijing Yin'ao Fulai Culture	May 2012	Beijing Xinrui	100	Providing wireless
Development Co., Ltd.,	the PRC			value-added services to
				mobile phone users

Beijing Shangshu Boer Culture	July 2012	Beijing Xinrui	100	Providing wireless
Communication Co., Ltd.,	the PRC			value-added services to
				mobile phone users

Shanghai KongZhong Brilliant Game	July 2012	Beijing AirInbox	100	Providing internet games
Co., Ltd.	the PRC			services

The VIE arrangements

PRC regulations prohibit direct foreign ownership of business entities providing value-added telecommunications services in the PRC where certain licenses are required for the provision of such services. To comply with these regulations, the Company conducts the majority of its activities through its VIEs and their subsidiaries.

The VIEs hold the requisite licenses and permits necessary to conduct the Company's value-added telecommunications business. KongZhong Beijing, KongZhong China, or Simlife Beijing (collectively, the "Foreign Owned Subsidiaries") have entered into the following contractual arrangements with Beijing AirInbox, Beijing WINT, Beijing Chengxitong, Shanghai Mailifang, Xiamen Simlife, Beijing Xinrui and Shanghai Dacheng (collectively the "VIE Companies"), that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs' financial results of operations, assets and liabilities in the Company's consolidated financial statements.

Name of Foreign Owned Subsidiaries	Name of VIE Companies

KongZhong Beijing	Beijing AirInbox
KongZhong Beijing	Beijing WINT
KongZhong Beijing	Beijing Chengxitong
KongZhong Beijing	Shanghai Mailifang
Simlife Beijing	Xiamen Simlife
KongZhong China	Beijing Xinrui
KongZhong China	Shanghai Dacheng

In making the conclusion that the Company is the primary beneficiary of the VIE Companies, the Company believes the Company's rights under the terms of the exclusive option agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. A simple majority vote of the Company's board of directors is required to pass a resolution to exercise the Company's rights under the exclusive option agreements, for which consent of the shareholders of VIE Companies is not required. The Company's rights under the exclusive option agreements give the Company the power to control the shareholders of VIE Companies and thus the power to direct the activities that most significantly impact the VIE Companies' economic performance. In addition, the Company's rights under the powers of attorney also reinforce the Company's abilities to direct the activities that most significantly impact the VIE Companies' economic performance. The Company also believes that this ability to exercise control ensures that the VIE Companies will continue to execute and renew services agreements and pay service fees to the Company. The technical and consulting service agreements are automatically renewed and may only be terminated at the Company's sole discretion. The Company has the sole discretion to determine the amounts of the technical and consulting service fees. As a result, the Company believes that it has the rights to receive substantially all of the economic benefits from the VIE Companies.

·	Agreements that provide the Foreign Owned Subsidiaries effective control over the VIE Companies

Business operation agreement The Foreign Owned Subsidiaries have entered into business operation agreements with the VIE Companies and their respective shareholders, respectively. Pursuant to these agreements, the VIE companies and their respective shareholders agreed to appoint individuals designated by the Foreign Owned Subsidiaries to the management team of the VIE Companies and to refrain from taking certain actions that may materially affect these VIE Companies' operations.

The business operation agreements of Beijing AirInbox and Xiamen Simlife will expire in 2016 and 2019, respectively. The business operation agreement of Beijing AirInbox will be automatically extended for another ten years unless KongZhong Beijing writes to terminate the agreement three months before the expiration of the agreement. The business operation agreement of Xiamen Simlife could be extended upon the requirements of Simlife Beijing. The business operation agreements of the remaining VIEs do not contain any expiration date. The termination of the agreements requires thirty day written notice from the Foreign Owned Subsidiaries. The VIEs have no authority to terminate the business operation agreements.

Power of attorney Each of the shareholders of the VIE Companies has also executed an irrevocable power of attorney in favor of individuals designated by the Foreign Owned Subsidiaries. Pursuant to these powers of attorney, those designated individuals have full power and authority to exercise all of such shareholders' rights with respect to their equity interests in the VIE Companies. The power of attorney has no expiration date.

Exclusive option agreement Each of the VIE Companies and their respective shareholders have also entered into an exclusive share option agreement with the respective Foreign Owned Subsidiary. Pursuant to these agreements, each of the shareholders of the VIE Companies has granted an exclusive option to the Foreign Owned Subsidiaries or their designees to purchase all or part of such shareholder's equity interest in the VIE Companies, at a purchase price equal to the respective capital of the VIE companies or a price required under PRC laws at the time of such purchase.

Equity pledge agreement Each of the shareholders of the VIE Companies has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiary, pursuant to which these shareholders pledged their respective interests in the VIE Companies to guarantee the performance of such VIE Companies' payment obligations under the respective exclusive technical and consulting services agreements.

·	Agreements that transfer economic benefits to the Foreign Owned Subsidiaries

Exclusive technical and consulting services agreement The Foreign Owned Subsidiaries have entered into exclusive technical and consulting services agreements with the VIE Companies, respectively. Pursuant to these technical and consulting services agreements, the Foreign Owned Subsidiaries provide certain technical and consulting services to the VIE Companies in exchange for service fees. The Foreign Owned Subsidiaries have the sole discretion to determine the amounts of the technical and consulting services feee.

The exclusive technical and consulting services agreements of Beijing AirInbox, Shanghai Mailifang, Beijing Xinrui and Shanghai Dacheng will expire in 2014, 2019, 2019 and 2020, respectively. The exclusive technical and consulting services agreements of these VIEs will be automatically extended for another ten years unless the relevant Foreign Owned Subsidiaries write to terminate the agreements three months before the expiration of the agreements. The technical and consulting services agreements of the remaining VIEs do not contain any expiration provision.

The agreements may be terminated only at the option of the Foreign Owned Subsidiaries and the VIEs have no authority to terminate the exclusive technical and consulting services agreements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with VIE Companies and their subsidiaries and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

·	Revoke the business and operating licenses of the Foreign Owned Subsidiaries, VIE Companies and their subsidiaries;
·	Discontinue or restrict the operations of any related-party transactions among the Foreign Owned Subsidiaries, VIE Companies and their subsidiaries;
·	Impose fines or other requirements on the Foreign Owned Subsidiaries, VIE Companies and their subsidiaries;
·	Require the Company or Foreign Owned Subsidiaries, VIE Companies and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or
·	Restrict or prohibit the Company's use of the proceeds of the additional public offering to finance the Company's business and operations in China.

The Company's ability to conduct its value-added telecommunication business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate VIE Companies and their subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over VIE Companies and their subsidiaries and their shareholder, and it may lose the ability to receive economic benefits from VIE Companies and their subsidiaries.

The interests of the shareholders of the VIE Companies may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE Companies not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIE Companies will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of VIE Companies may encounter in their capacity as beneficial owners and directors of VIE Companies, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of VIE Companies will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIE Companies as beneficial shareholders of VIE Companies should they act to the detriment of the Company. The Company relies on the current shareholders of VIE Companies, as directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE Companies, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company's ability to control the VIE Companies also depends on the powers of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approvals in the VIE Companies. As noted above, the Company believes the powers of attorney are legally enforceable but may not be as effective as direct equity ownership.

The following financial statement amounts and balances of KongZhong's VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2011	2012
	$	$

Total current assets	139,333,143	123,346,361
Total assets	143,283,271	217,772,519

Total current liabilities	25,992,208	55,347,433
Total liabilities	26,263,830	74,017,931

	For the years ended December 31,
	2010	2011	2012
	$	$	$

Gross revenues	145,516,670	154,828,573	177,868,368
Net income	21,053,062	22,628,312	28,331,383

	For the years ended December 31,
	2010	2011	2012
	$	$	$

Net cash provided by operating activities	23,547,374	29,159,789	43,021,136
Net cash used in investing activities	2,471,765	16,777,374	53,172,297

The VIEs contributed an aggregate of 97.3%, 96.8% and 95.4% of the consolidated gross revenues for the year ended December 31, 2010, 2011 and 2012, respectively. The Company's operations not conducted through contractual arrangements with the VIEs primarily consist of its smartphone business. As of December 31, 2011 and 2012, the VIEs accounted for an aggregate of 51.1% and 58.4%, respectively, of the consolidated total assets, and 77.1% and 82.3%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, goodwill, intangible assets and loans to third party.

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever needs financial support, the Company or each of its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 28 for disclosure of restricted net assets.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and its VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and accounts that have the general characteristics of demand deposits in that the customer may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty.

Restricted cash

Restricted cash is related to deposits with financial institutions as guarantees to issue standby letters of credit and is restricted as to withdrawal or usage.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company measures certain assets, including the cost method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Fair value of acquired assets and contingent consideration is discussed in Note 3.

Fair value of trading securities is discussed in Note 5.

Short-term investments

Short-term investments comprise debt and equity securities, which are classified as held-to-maturity securities or trading securities. Short-term investments are classified as held-to-maturity securities when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as current assets on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Trading securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in net earnings.

The Company reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Company's intent and ability to hold the investment, in determining if impairment is needed.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company's financial statements include impairment of goodwill and other intangible assets, purchase price allocation in business combinations, accruals for revenues, valuation of warrants, valuation allowance for deferred tax assets, valuation of contingent consideration for business acquisition and share-based compensation expense. Actual results could differ from those estimates.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	3 years
Leasehold improvements	Over the shorter of the lease term or useful lives
Communication equipment	1 year
Office building	20 years

Acquired intangible assets (other than indefinite lived intangible assets), net

Acquired intangible assets, other than indefinite lived intangible assets, are carried at cost less accumulated amortization and impairment. The amortization of such acquired intangible assets is recognized over the expected useful lives of the assets.

Impairment of long-lived assets

Long-lived assets and certain identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets.

In the year of 2010 and 2011, the Company recognized an impairment loss of $5,730,579 and $3,927, respectively, relating to acquired intangible assets. No impairment loss was recorded for the year ended December 31, 2012.

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill and indefinite-lived intangible assets

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is evaluated by the Company at least annually (at December 31) for impairment following a two-step process.

The first step compares the fair value of each reporting unit (operating segment or one level below an operating segment) to its carrying amount, including goodwill. As of December 31, 2011 and 2012, there were three reporting units, wireless value-added services ("WVAS"), mobile games and internet games. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The impairment losses of $3.0 million, $20.3 million and $nil were recorded for the years ended December 31, 2010, 2011 and 2012, respectively (see Note 11).

The Company has determined that the Company's trade names do not have determinable useful lives. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of a comparison of the fair values of the trade names with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names exceed their fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. No impairment of intangible assets with indefinite life was recorded during the years ended December 31, 2010, 2011 and 2012.

Long-term investments

For investments in investees over which the Company does not have significant influence, the Company carries the investments at cost. The Company reviews the long-term investments for impairment whenever events or circumstances indicate that an other-than-temporary decline has occurred. An impairment loss is recognized in earnings equal to the amount of the investment's carrying amount in excess of its fair value at the assessment date. The fair value of the investment would then become the new cost basis of the investment. Impairment losses of $1.5 million, $nil million and $nil were recorded for the years ended December 31, 2010, 2011 and 2012, respectively (see Note 10).

Revenue recognition and cost of revenues

The Company's revenues are derived from WVAS, mobile games service and internet games services.

(i)	WVAS

WVAS revenues are derived from providing personalized interactive entertainment, media and community services primarily to mobile phone customers of China Mobile Communication Corporation ("China Mobile"), China United Telecommunications Corporation ("China Unicom"), and China Telecommunications Corporation ("China Telecom") (collectively, the "Mobile Operator").

The Company contracts with the Mobile Operator for the transmission of WVAS as well as for billing and collection services. The Mobile Operator provides the Company with monthly statements that represent the principal evidence that service has been delivered and triggers revenue recognition for a substantial portion of the Company's revenues. In certain instances, when a statement is not received within a reasonable period of time, the Company makes an estimate of the revenues and cost of revenues for the period covered by the statement based on internally generated information, historical experience, verbal communication with Mobile Operator, and/or other assumptions that are believed to be reasonable under the circumstances.

The Mobile Operator remits to the Company only amounts net of the following items: (1) allowance that Mobile Operator has made for the doubtful debts in respect of the amounts due to the Company from its customers, (2) the Mobile Operator's fees for the services provided to the Company, including billing and collection services, and (3) the Mobile Operator's transmission charges. China Unicom and China Telecom do not provide an itemized analysis of their remittances and the Company is therefore unable to determine what allowance, if any, for doubtful or bad debts should be recorded with respect to services delivered through them. China Mobile occasionally specifies the allowance it makes for doubtful debts. As a result, the Company's revenue recognition is based upon the amounts reported on the Mobile Operator's monthly statements, which are net of doubtful debts and represent the amounts the Company reasonably believes will be collected.

The Company records the following fees paid to the Mobile Operator as cost of revenues:

·	Service fees paid to the Mobile Operator which are charged to the Company as a percentage, ranging from 15% to 60%, of gross revenues less bad debts.

·	Fixed transmission fees that are charged on a basis of each transmission (regardless whether the customers can be billed or pay the Mobile Operator).

In addition, cost of revenues includes amounts paid to content providers and certain payments to handset manufacturers with whom the Company has cooperation agreements.

(ii)	Mobile games

The mobile games revenues are derived from feature phone revenues and smart phone revenues.

Feature phone revenues

The Company recognizes feature phone revenues from providing mobile games services on the platforms of Mobile Operator. Mobile phone users download the mobile games in the same manner as the WVAS and the Company recognizes revenues from such feature phone mobile games services in the same way as the WVAS revenues are recognized.

Smart phone revenues

The Company recognizes smart phone revenues from providing mobile games services on platforms such as global iOS and Android platforms. Smart phone users download the mobile games on iOS and Android platform. The Company adopts the item-based revenue model. The basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers.

(iii)	Internet games

The internet games revenues are primarily derived from internet games operation revenues and licensing revenues.

Online game operation revenues

The Company adopts the item-based revenue model. The basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items.

Cash received but not converted into in-game money is initially recorded as advances from customers, which are transferred as deferred revenue upon conversion into in-game money.

Revenues from licensing arrangement

The Company enters into licensing arrangements with various licensees who provide the internet games services in PRC and overseas. A licensing arrangement usually includes license of the games and support and maintenance services after the commercial launch of the games, which include bug fixes, technical support via telephone and site visit, and unspecified upgrades on a when-and-if-available basis for certain period. The licensees pay non-refundable upfront fee for the license and support and maintenance services.

For the licensing arrangements, the vendor specific objective evidence ("VSOE") of fair value of the support and maintenance services, which is the last element to be delivered, has been established based on renewal prices. Therefore, under the residual method, the amount of consideration allocated to the license of games equals the total arrangement consideration less the fair value of the support and maintenance services, which is fully recognized as revenue from license of games upon the commercial launch of the games by the licensee. The arrangement consideration allocated to the support and maintenance services is recognized as revenue from support and maintenance services ratably over the service period, which is usually one year.

For the licensing arrangements entered prior to the establishment of the VSOE of fair value of the support and maintenance services, the entire licensing arrangement is accounted for as one accounting unit resulting in the upfront fee being recognized on a straight line basis over the support and maintenance services period beginning the commercial launch of the games by the licensee.

According to certain licensing arrangements, the Group is also entitled to ongoing usage-based royalties determined based on the amount charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Allowance for credit losses

The allowance for credit losses related to accounts receivable is maintained at a level considered by management to be adequate to absorb an estimate of probable future losses existing at the balance sheet date. In estimating probable losses, the Company reviews accounts that are past due or in bankruptcy and accounts that may have higher credit risk using information available about the customer. The Company arrives at an estimated loss for specific doubtful accounts. This process is based on estimates, and ultimate losses may differ from those estimates. Receivable balance is written off when the Company determines that the balance is uncollectible. Subsequent recoveries, if any, are credited to the allowance when received. The Company considers an accounts receivable balance past due when payment has not been received within the stated terms. The charges related to allowance for credit losses for the years ended December 31, 2010, 2011 and 2012 were $45,857, $222,007 and $5,626, respectively.

Movement of allowance for credit losses is as follows:

	Balance at	Charged to		Balance at
	beginning of the year	expense	Written-off	end of the year
2010	$-	$45,857	$(45,857)	$-
2011	$-	$222,007	$-	$222,007
2012	$222,007	$5,626	$(222,007)	$5,626

The allowance for credit losses arising from end users in WVAS and mobile games services has been net off with account receivables in the monthly statements provided by the Mobile Operator. The Company has not experienced any significant credit losses related to the net receivables in monthly statements provided by Mobile Operator.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Government subsidies

The Company receives subsidies from the local government authorities as incentives for local area development and technology development. The Company records the government subsidies that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs, as income in the period in which such subsidies are received. The Company received total government subsidies of $337,663, $319,319 and $301,359 and recognized such amounts as income for the years ended December 31, 2010, 2011 and 2012, respectively.

Foreign currency translation

The functional and reporting currency of KongZhong is US dollar. The functional currency of the Company's subsidiaries and VIEs in the PRC is Renminbi ("RMB").

Assets and liabilities are translated from each entity's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Product development expenses

Product development expenses which consist primarily of the compensation and related costs for employees associated with the development and programming of mobile data content and internet games content are expensed as incurred.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of comprehensive income.

The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Advertising costs

The Company expenses advertising costs as incurred. Total advertising expenses were $1,097,040, $1,465,272 and $5,802,006 for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options, nonvested shares and warrant is computed using treasury stock method. The dilutive effect of the convertible senior notes is computed using as-if converted method.

Warrants

Warrants which give the holder the right to exercise the warrant for a share instrument which is not redeemable by the Company are classified as a financial instrument in the balance sheet. Warrants are measured at fair value at the date of issuance and are not remeasured at subsequent reporting dates.

Recently issued accounting standards adopted

In May 2011, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·	Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.
·	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.
·	Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.
·	Fair value of an instrument classified in a reporting entity's stockholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.
·	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

o	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

o	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.The Company adopted this guidance on January 1, 2012 and has presented a single continuous consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Company's consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

Recent accounting pronouncements not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this pronouncement do not change the current requirements for reporting net income or other comprehensive income in financial statements. The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS
3.	ACQUISITIONS

(a)	Dacheng Holdings and Shanghai Dacheng

In January 2010, the Company obtained the control over Dacheng Holdings and Shanghai Dacheng (collectively, "Dacheng"), a developer of three-dimensional massively multi-player online role-playing games, through a series of contractual arrangements between KongZhong China and Dacheng and its shareholders. On January 14, 2010, $24.1 million was paid to the selling shareholders of Dacheng, of which $9.6 million was paid in cash and $14.5 million was settled in 42.8 million ordinary shares of KongZhong, equivalent to 1.1 million American Depositary Shares ("ADSs", each representing 40 ordinary shares), based upon the average closing price of the Company's ADSs over a 30-day period prior to December 15, 2009. The total consideration for the acquisition of Dacheng will be no greater than $80 million and determined based on Dacheng's net profit after tax as calculated under US GAAP ("NPAT") for the year of 2010. If Dacheng's NPAT for 2010 equals or exceeds $6.5 million, a multiple of 8 will be applied to Dacheng's NPAT for 2010 to arrive at the total consideration. If Dacheng's NPAT for 2010 is less than $6.5 million, then a multiple of 5 will be applied to Dacheng's NPAT for 2010 to arrive at the total consideration. The additional contingent consideration was classified as a liability and subsequently re-measured at fair value with the change in fair value recorded in earnings. This acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $221,443 was recorded as general and administrative expenses as incurred in 2010. The revenues and net income of Dacheng in the amounts of $15,313,630 and $7,975,728 respectively were included in the Company's consolidated statement of comprehensive income for the year ended December 31, 2010.

Total consideration estimated at acquisition date:

Cash paid	$9,577,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)	14,545,600
Fair value of contingent consideration	51,049,269

Total	$75,172,469

The purchase price was allocated based on the estimated total consideration at the acquisition date as follows:

Tangible assets acquired (including cash of $2,127,781)	$4,258,638
Acquired intangible assets
Core technologies	2,963,104
Product technologies	9,740,307
Liabilities assumed	(4,810,101)
Deferred tax liability	(529,317)
Goodwill	63,549,838

Total	$75,172,469

The goodwill arising from the acquisition of Dacheng was allocated to and included in the internet games segment as of December 31, 2011 and 2012.

As of December 31, 2010, the contingent consideration payable was measured at the fair value of $40.2 million and a gain arising from the change in fair value of $10.9 million was recorded in the consolidated statement of comprehensive income in 2010. The contingency was finally resolved in March 2011 and the consideration payable was settled in the form of $14.6 million in cash and 123.5 million ordinary shares. A loss arising from the change in fair value of $3.7 million was recorded in the consolidated statement of comprehensive income in 2011.

(b)	Shenzhen Zhida

In February 2010, Beijing WINT acquired 100% equity interest of Shenzhen Zhida, a technology developer for mobile device software platform, for a cash consideration of RMB8 million (equivalent to $1.2 million). This acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost was $nil. The revenues and net loss of Shenzhen Zhida in the amounts of $76,101 and $76,332 respectively were included in the Company's consolidated statement of comprehensive income for the year ended December 31, 2010. The purchase price was allocated as follows:

Tangible assets acquired (including cash of $18,011)	$21,939
Acquired intangible assets:
Employment contract	351,540
Product technologies	66,866
Liabilities assumed	-
Deferred tax liability	(104,602)
Goodwill	836,058

Total	$1,171,801

The goodwill arising from the acquisition of Shenzhen Zhida was allocated to and included in the WVAS segment as of December 31, 2011 and 2012.

(c)	Noumena

On March 20, 2012, the Company obtained the control over Noumena and certain assets from a related party of Noumena, a developer of cross-platform smart phone mobile game engines. The total consideration was $19.11 million, consisting of cash consideration of $14.88 million and share consideration of $4.23 million. $9 million out of $14.88 million cash consideration was paid and $4.23 million share consideration was settled by issuance of 40 million ordinary shares of KongZhong (equivalent to 1 million ADSs) in 2012. This acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $77,783 was recorded as general and administrative expenses as incurred in 2012. The revenues and net income of Noumena in the amounts of $2,946,157 and $2,074,536 respectively were included in the Company's consolidated statement of comprehensive income for the year ended December 31, 2012.

Total consideration estimated at acquisition date:

Cash consideration	$14,880,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date after lock up discount)	4,230,000

Total	$19,110,600

The purchase price was allocated based on the estimated total consideration at the acquisition date as follows:

Tangible assets acquired (including cash of $586,701)	$669,600
Acquired intangible assets
Product technologies	3,487,524
Goodwill	14,953,476

Total	$19,110,600

The goodwill arising from the acquisition of Noumena was allocated to and included in the mobile games segment as of December 31, 2012.

Fair value of acquired assets and contingent consideration

The Company measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method. The Company measured the fair value of the contingent consideration considering, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business in China. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Company used unobservable inputs, reflecting the Company's assessment of the assumptions market participants would use in valuing these assets and liabilities.

Pro forma

The following summarized unaudited pro forma results of operations for the year ended December 31, 2011 and 2012 assuming that all material acquisitions during the two-year period ended December 31, 2012 occurred as of January 1, 2011. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2011, nor is it indicative of future operating results.

	For the years ended December 31,
	2011	2012
	(unaudited)	(unaudited)
Revenues	$160,723,554	$186,949,412
Net (loss) income	$(8,227,818)	$26,161,809
(Loss) income per share - basic	$(0.01)	$0.02
(Loss) income per share - diluted	$(0.01)	$0.02

HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2012
Held-to-maturity Securities, Classified [Abstract]
HELD-TO-MATURITY SECURITIES
4.	HELD-TO-MATURITY SECURITIES

The balance represents the Company's investments in debt securities with original maturities within one year that the Company has positive intent and ability to hold to maturity.

TRADING SECURITIES	12 Months Ended
Dec. 31, 2012
Trading Securities [Abstract]
TRADING SECURITIES
5.	TRADING SECURITIES

The Company from time to time invests in publicly traded equity and debt securities in China's stock market, and accounts such investments as trading securities. The Company recognized gain related to trading securities of $883,285, $85,561 and $261,473 in the statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012, respectively. The fair value of trading securities is determined based on the quoted market price of the securities which is a Level 1 fair value measurement.

LOANS TO THIRD PARTY	12 Months Ended
Dec. 31, 2012
LOANS TO THIRD PARTY [Abstract]
LOANS TO THIRD PARTY
6.	LOANS TO THIRD PARTY

The Company entered into three loan agreements with Chengdu JinhuaTianchuang Investment Co., Ltd. ("Chengdu Jinhua"), a third party, and China Mingsheng Banking Co., Ltd. whereby the Company loaned RMB99 million, RMB25.8 million and RMB15 million (a total of RMB139.8 million or $22.2 million) to Chengdu Jinhua for one year commencing January 24, January 24 and February 18, 2011, respectively, at an interest rate of 6.39% per annum. For the year ended December 31, 2011 and 2012, the Company recorded interest income of $1,193,226 and $453,602, respectively. The terms of the loans were subsequently extended to March 31, 2012 at an interest rate of 7.93% per annum for the extended period. These loans were fully settled at the end of March 2012.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
Prepayment to service providers	$2,064,174	$1,990,015
Employee advances	665,587	685,134
Other deposits	1,143,509	1,225,431
Interest receivables	267,947	771,849
Other current assets	4,808	45,245
	$4,146,025	$4,717,674

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2011	2012
Computer and transmission equipment	$10,246,858	$11,277,560
Furniture and office equipment	812,019	824,806
Motor vehicles	747,186	783,060
Leasehold improvements	2,327,099	2,606,638
Communication equipment	348,602	292,188
Office building	683,077	684,305
	15,164,841	16,468,557
Less: accumulated depreciation	(11,544,562)	(13,403,071)
	$3,620,279	$3,065,486

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 are $2,170,855, $2,165,883 and $2,175,564 respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	As of December 31, 2011					As of December 31, 2012
	Gross	Accumulated			Net	Gross	Accumulated			Net
	carrying	amortization	Exchange		carrying	carrying	amortization	Exchange		carrying	Amortization
	amount		difference	Impairment	amount	amount		difference	Impairment	amount	period
Intangible assets not subject to amortization
Trademarks with indefinite life	$268,463	-	$13,719	-	$282,182	$282,182	-	$507	-	$282,689	N/A
Intangible assets subject to amortization
Agreements with Mobile Operator	$3,113,746	$(3,070,271)	$6,782	-	$50,257	$3,113,746	(3,113,701)	(45)	-	-	3 years
Operating platforms	247,901	(191,348)	3,816	(3,927)	56,442	243,974	(215,682)	7	-	28,299	5 years
Service licenses	57,071	(57,201)	130	-	-	57,071	(57,071)	-	-	-	3 years
Contracts with content providers	120,999	(122,678)	1,679	-	-	120,999	(120,999)	-	-	-	1 year
Non-complete agreement	388,516	(388,516)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	379,089	(379,089)	-	-	-	379,089	(379,089)	-	-	-	2 years
Product technologies	4,966,102	(4,497,238)	39,769	-	508,633	4,966,102	(4,963,168)	(918)	-	2,016	3 years
Contracts with service providers	5,713	(5,713)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	16,710	(16,710)	-	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	36,874	(36,874)	-	-	-	36,874	(36,874)		-	-	1 year
Core technologies	4,667,587	(3,459,527)	104,770	-	1,312,830	8,281,231	(5,210,512)	(1,224)	-	3,069,495	5 years
Software	-	-	-	-	-	115,150	(8,321)	603	-	107,432	5 years
Game licenses	-	-	-	-	-	73,952,927	(2,882,332)	498,188	-	71,568,783	3 years
Employment contract	380,898	(253,799)	10,448	-	137,547	380,898	(370,030)	(268)	-	10,600	3 years

Total	$14,649,669	$(12,478,964)	$181,113	$(3,927)	$2,347,891	$92,341,182	$(17,768,718)	$496,850	-	$75,069,314

The weighted average amortization period of the intangible assets subject to amortization was three years as of December 31, 2011 and 2012, respectively.

For purposes of recognition and measurement of an impairment loss, each intangible asset is considered the lowest level asset group that generates identifiable independent cash flows. The carrying amount of the product technology relating to certain games and mobile platform exceeded the sum of undiscounted future cash flows expected to generate from the use and eventual disposition of such technology in 2010, as a result of an expected decline of the related business performance. Accordingly, the Company recognized an impairment loss of $5,730,579 in 2010, based on the fair value of the product technology. The impaired product technology was included in the internet games segment. The fair value of the product technology was measured using the excess earnings approach and the key assumptions included estimated life of the game, discount rate and income tax rate.

During 2012, the Company obtained certain new game licenses from third party game developers. The intangible assets recognized comprise the relevant initial license fee payments, minimum royalty fee payments and value of warrants issued in connection with obtaining these licenses.

The Company recorded intangible assets relating to the game licenses by reference to the fair value of cash installment payments and warrants because the fair value of the game licenses were not readily determinable at the transaction dates. The Company estimated the useful lives of the game licenses to be three years and amortizes such intangible assets from commercial launches of the games over the useful lives. As of December 31, 2012, only certain games had been launched and relevant intangible assets started amortization.

The Company recorded amortization expenses of $5,520,188, $2,277,566, and $5,452,441 for the years ended December 31, 2010, 2011, and 2012, respectively. The amortization expenses for the years ending December 31, 2013, 2014, 2015, 2016, and 2017 and thereafter are expected to be $10,873,498, $23,706,205, $24,030,016, $15,627,425, and $549,481.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
10.	LONG-TERM INVESTMENTS

(a)	In January 2008, the Company acquired 9.87% equity interest of HiU! Media, a company providing residential community advertising network and marketing solutions in China, for $1.5 million of cash. As the Company had no significant influence over HiU! Media, this investment was accounted for using the cost method.

Since the completion of this investment, HiU! Media has been in a continuous loss-making position and has failed to create the type of profit-generating business that was contemplated at the time of the Company's investment. As a result, the Company recorded a full impairment loss in the year ended December 31, 2009 since it does not expect any positive cash flows from the investment in HiU! Media in the future and has no intention to hold this investment for recovery.

(b)	In July 2008, the Company acquired 19.9% equity interest in Xin Chuang Hang Yuan Technology Co. Ltd. ("XCHY"), a company providing discount e-coupons on mobile phones and Internet in China, for $1,464,118 of cash. As the Company had no significant influence over XCHY, this investment was accounted for using the cost method.

Since the completion of this investment, XCHY has been in a continuous loss-making position and the Company was unable to create any value-generating synergies with XCHY for its wireless internet services as expected at the time of the Company's investment. As a result, the Company recorded a full impairment loss of $1.5 million in the year ended December 31, 2010 since it does not expect any positive cash flows from the investment in XCHY in the future and has no intention to hold this investment for recovery.

(c)	In February 2012, the Company acquired certain preferred shares in U4iA Games Incorporated ("U4iA"), a developer and publisher of a free-to-play, console-quality, browser-based first person shooter game for $2 million in cash. The holder of such preferred shares is entitled to the number of votes equal to the number of share of common stock into which the preferred shares could be converted. The acquired preferred shares would entitle the Company approximately 2.4% of the total voting rights as of the acquisition date if all related shares were converted. As the Company had no significant influence over U4iA, this investment was accounted for using the cost method.

(d)	In October 2012, the Company acquired certain preferred shares in Meteor Entertainment Inc., ("Meteor"), a developer and publisher of a free-to-play first person shooter game for $2 million in cash. The holder of such preferred shares is entitled to the number of share of common stock into which the preferred shares could be converted. The acquired preferred shares would entitle the Company approximately 2.5% of the total voting rights as of the acquisition date if all related shares were converted. As the Company had no significant influence over Meteor, this investment was accounted for using the cost method.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
11.	GOODWILL

The change in the carrying amounts of goodwill by reporting unit which is the same as reportable segment is as follows:

	2011				2012
		Mobile	Internet			Mobile	Internet
	WVAS	games	games	Total	WVAS	games	games	Total

Gross amount:
Beginning balance	$41,807,165	$5,032,559	65,511,270	$112,350,994	43,923,184	5,267,663	68,831,261	118,022,108
Goodwill recognized in acquisition	-	-	-	-	-	14,953,476	-	14,953,476
Exchange differences	2,116,019	235,104	3,319,991	5,671,114	6,198	52,909	(422,962)	(363,855)

Ending balance	43,923,184	5,267,663	68,831,261	118,022,108	43,929,382	20,274,048	68,408,299	132,611,729

Accumulated impairment loss:
Beginning balance	(21,623,279)	-	(3,022,040)	(24,645,319)	(41,878,521)	-	(3,176,478)	(45,054,999)
Charge for the year	(20,255,242)	-	-	(20,255,242)	-	-	-	-
Exchange differences	-	-	(154,438)	(154,438)	-	-	(5,707)	(5,707)

Ending balance	(41,878,521)	-	(3,176,478)	(45,054,999)	(41,878,521)	-	(3,182,185)	(45,060,706)

Goodwill, net	$2,044,663	$5,267,663	$65,654,783	$72,967,109	$2,050,861	$20,274,048	$65,226,114	$87,551,023

Goodwill is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis (December 31 for the Company).

As of December 31, 2010, the fair value of reporting units were estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flow of a reporting unit is discounted to a present value using a discount rate commensurate with the risks of those cash flows. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management. Cash flows beyond the forecasted period and discrete forecast were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Under the market approach, the fair value of a reporting unit is estimated based on the revenues and earnings multiples of a group of comparable public companies. Since internet game reporting unit had not met the revenue and earnings growth forecast as a result of a decline in expected business performance, internet game reporting unit failed in the first step of the impairment test and recorded an impairment loss of $2,998,317 based on the result of the second step of the impairment test.

During 2011, the Company determined that due to the significant decline in its stock price for a sustained period, there was an impairment indicator related to goodwill, and hence, the Company performed an impairment test on goodwill as of September 30, 2011. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as the significant fluctuations in the multiples of the comparable companies. The income approach valuations included cash flow discount rates of 22.0%, 22.5% and 25.0%, and terminal value growth rates of 3%, 3% and 3% for WVAS, mobile games and internet games reporting units, respectively. Since the fair value of WVAS reporting unit is lower than its carrying value as a result of a decline of expected business performance, WVAS reporting unit failed in the first step of the impairment test and the Company determined that there is an impairment loss of $20,255,242 relating to the unit as of September 30, 2011 based on result of the second step of the impairment test. For the purpose of its annual goodwill impairment test, the Company performed another test as of December 31, 2011 using the same valuation methodology and assumptions on relevant discount rates and growth rates described above and concluded that no further impairment loss needs to be recognized as of December 31, 2011.

As of December 31, 2012, the Company performed an annual impairment test on goodwill. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as the significant fluctuations in the multiples of the comparable companies. The income approach valuations included cash flow discount rates of 25.0%, 24.0% and 26.0%, and terminal value growth rates of 1%, 1% and 3% for WVAS, mobile games and internet games reporting units, respectively. Based on the annual goodwill impairment test, the fair value of each reporting unit was more than the respective carrying value. As a result, there was no goodwill impairment needed to be recognized for the fiscal year 2012.

During the years ended December 31, 2010, 2011 and 2012, the Company recognized goodwill impairment losses of $2,998,317, $20,255,242 and $nil, respectively.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH [Abstract]
Restricted Cash
12.	RESTRICTED CASH

In connection with the requirements of a game license agreement entered into during 2012, a deposit of $35.8 million was placed with a bank as a pledged asset for the issuance of a standby letter of credit in favor of the licensor as of December 31, 2012. The deposit is restricted as to withdrawal or usage for five years since, the issuance of the standby letter of credit in 2012.

ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE [Abstract]
ACCOUNTS PAYABLE
13.	ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of December 31,
	2011	2012

Game license fees payable	$-	$27,172,547
Fees payable to content and channel providers	12,015,995	9,048,431
Royalty fees payable	2,478,589	4,938,395
Others	852,449	1,452,951
	$15,347,033	$42,612,324

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
14.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2011	2012

Accrued welfare benefits	$507,458	$680,994
Accrued payroll	981,537	1,173,613
Advance from customers	1,252,647	1,881,043
Accrued service fees	2,983,743	5,218,850
Other tax payables	3,138,414	3,245,845
Acquisition payable	-	5,880,600
Others	625,995	195,420
	$9,489,794	$18,276,365

The balance of acquisition payable as of December 31, 2012 represented the outstanding consideration in relation to the acquisition of Noumena (see Note 3(c)).

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
15.	INCOME TAXES

KongZhong and Dacheng Holdings are companies incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, they are not subject to tax on either income or capital gain.

Success Blueprint is a company incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, it is not subject to tax on either income or capital gain.

Under the current Hong Kong Inland Revenue Ordinance, Dacheng Hong Kong is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong.

The Company's subsidiaries, VIEs and VIEs' subsidiaries established in the PRC are subject to income tax rate of 25%, except for the following, according to the PRC Enterprise Income Tax (the "New EIT Law"), which became effective from January 1, 2008 and adopted a unified income tax rate of 25% for most enterprises.

In 2008, KongZhong Beijing, Beijing AirInbox, Beijing Xinrui and Tianjin Mammoth obtained the "high and new technology enterprise" ("HNTE") status under the New EIT Law. In 2009, KongZhong China, Beijing Chengxitong and Beijing WINT also obtained the HNTE status under the new rules. The HNTE status allows qualifying China-based enterprises to use a 15% tax rate for three years. At the conclusion of the three year period, the qualifying enterprises have the option to renew for additional three years through a simplified application process if their operations continue to qualify for HNTE status. KongZhong Beijing, Beijing AirInbox, Beijing Xinrui and Tianjin Mammoth renewed their HNTE status in 2011 for additional three years. KongZhong China, Beijing Chengxitong and Beijing WINT renewed their HNTE status in 2012 for additional three years. After the first six years, enterprises will go through a new application process in order to renew their HNTE status. The Company believes it is highly likely that its qualifying entities will continue to obtain the renewal of the HNTE status in the future and has assumed so in calculating deferred tax assets and liabilities.

Xiamen Simlife and Shanghai Dacheng qualified for software enterprise for tax purposes. They were entitled to an exemption from income tax for two years commencing from the first year that presents accumulated earnings under the PRC tax law and entitled to a 50% relief from income tax for the following three years. The preferential tax treatment of Xiamen Simlife started in 2010 and Shanghai Dacheng started in 2011.

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012

Current deferred tax assets
Accrued expenses	$335,946	$166,357
Less: valuation allowance	(335,946)	(166,357)

Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Net operating loss carry forwards	78,740	65,738
Less: valuation allowance	(78,740)	(65,738)

Non-current deferred tax assets, net	$-	$-

Deferred tax liabilities
Amortization of intangible assets	$271,622	$10,498

The Company operates through multiple subsidiaries and VIEs and the valuation allowance is considered on each individual entity basis. A full valuation allowance has been established because the Company believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the future, or the amount involved is not significant. The tax losses carried forward as of December 31, 2012 amounted to $262,950 and will expire by 2017.

The income taxes expense consists of:

	For the years ended December 31,
	2010	2011	2012

Current	$4,578,091	$3,326,277	$3,558,263
Deferred	(628,088)	(188,439)	(67,421)

Total	$3,950,003	$3,137,838	$3,490,842

A reconciliation between the statutory PRC enterprise income tax rate and the Company's effective tax rate is as follows:

	For the years ended December 31,
	2010	2011	2012
	%	%	%

Applicable rate for reconciliation purpose (note)	25%	(25)%	25%
Effect of tax holiday granted to PRC entities	(26.7)%	(50.7)%	(7.6)%
Effect on tax rates in different tax jurisdiction (note)	(5.8)%	(23.7)%	12.5%
Tax effect of expenses that are not deductible in determining taxable profit	37.7%	(6.7)%	3.1%
Tax effect of allowable special deduction in determining taxable profit	-	36.1%	(20.5)%
Change in valuation allowance	(5.3)%	0.5%	(0.6)%
Effective tax rate for the year	24.9%	(69.5)%	11.9%

Note:	The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the New EIT Law.

If the tax holidays granted to the relevant subsidiaries and VIEs were not available, the impact on income tax provision and earnings per share amounts would be as follows:

	For the years ended December 31,
	2010	2011	2012

Increase in income tax expense	$4,235,642	$2,290,131	$2,207,096

Impact on net income (loss) per ordinary share-basic	$0.00	$0.00	$0.00

Impact on net income (loss) per ordinary share-diluted	$0.00	$0.00	$0.00

The Company did not identify any significant unrecognized tax benefits or incur any interest or penalties related to potential underpaid income tax expenses for each of the three years ended December 31, 2012. The Company does not expect to have a significant increase or decrease on unrecognized tax benefits within 12 months from December 31, 2012.

Under New EIT Law, a "resident enterprise" which may include an enterprise established outside of the PRC with management located in the PRC, will be subject to the PRC income tax. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries located in the PRC that are available for distribution to the Company of approximately $143,837,280 at December 31, 2012 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distribution made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIE affiliates because the Company believes such excess earnings can be distributed in a manner that would not be subject to tax.

LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
LONG-TERM LIABILITIES [Abstract]
LONG-TERM LIABILITIES
16.	LONG-TERM LIABILITIES

In connection with the acquisition of the intangible assets relating to a game license, the Company was required to make certain cash payments by installment. The total cash installment payments amounted to $55,000,000 with a present value of $53,460,269 on the acquisition date. The Company has recorded the outstanding current and noncurrent payment liabilities of $25,000,000 and $18,660,000 under accounts payable and long-term liabilities, respectively as of December 31, 2012.

CONVERTIBLE SENIOR NOTE	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES
17.	CONVERTIBLE SENIOR NOTE

On March 18, 2009, the Company issued a convertible senior note to Nokia Growth Partners ("NGP"), which is due in 2014. This note in an aggregate principal amount of $6,775,400 is convertible to ordinary shares of the Company at the conversion price of $0.08915 per share. The conversion price is adjustable subject to standard anti-dilution provision i.e. stock splits, subdivisions, reclassifications or combinations, etc. The initial interest rate was 8% per annum for the period commencing and including March 18, 2009 and ending and including December 31, 2009, compounded annually on the outstanding portion of the principal amount and any accrued and unpaid interest that is overdue. The applicable interest rate was changed from 8% to 7% in 2010 according to certain earning/debt ratio. For the fiscal year commencing January 1, 2011 and each fiscal year thereafter, the applicable interest rate will be adjustable in a range of 6% to 8% according to certain earning/debt ratio. The interest was payable on July 15, 2009 and semi-annually on January 15 and July 15 afterwards. The Company was also entitled to a purchased call option to redeem the convertible senior note plus any accrued but unpaid interest following the third anniversary of the closing date. Furthermore, a share purchase warrant was issued to NGP to purchase 80,000,000 ordinary shares of KongZhong with a purchase price of $0.125 per share, which is to be expired in five years after the issuance.

The conversion feature, interest rate reset feature and prepayment feature embedded in the convertible senior note are derivatives but not subject to bifurcation in accordance with the guidance of accounting for derivative instruments. The warrant issued with the convertible senior note was detachable and classified as equity. The total proceeds were allocated between the convertible senior note and the warrant based on their relative fair values. The amount of $677,332 allocated to the warrant was recorded as equity. A beneficial conversion feature of $3,667,931 was resulted as the effective conversion price was lower than the fair value of the ordinary shares on the closing date of March 18, 2009, which was recognized as additional paid in capital with a corresponding increase in debt discount. The debt discount totaling $4,345,263 was amortized into interest expense over the term of convertible senior note using the effective interest rate method. During 2010, 2011 and 2012, the amortized discount of $585,627, $294,543 and $36,297 were recorded as part of the interest expense respectively.

On February 25, 2011, the Company prepaid 70% of the aggregate principal amount of the convertible senior note for $9,310,000 in cash, plus any accrued but unpaid interest. The prepaid portion of the convertible senior note has rights to be converted into 1,330,000 ADSs, equivalent to 53,200,000 ordinary shares.

On March 1, 2012, NGP converted the remaining 30% of the aggregate principal amount of the convertible senior note into 570,000 ADSs, equivalent to 22,800,000 ordinary shares.

The carrying amount of the convertible senior note was as follows:

	As of December 31,
	2011	2012

Principal	2,032,620	-
Debt discount	(1,303,579)	-
Accumulated amortization of debt discount	471,852	-
Accrued interest	71,726	-

Carrying amount	1,272,619	-

Interest expense on the convertible senior note has been recorded at the effective rate of 31.85% after prepayment comparing to previous effective interest rate of 37.01%. Interest expense recognized related to the convertible senior note was as follows:

	For the years ended December 31,
	2010	2011	2012

Interest expense at coupon rate	474,278	193,220	26,730
Amortization of debt discount	585,627	294,543	36,297
Total interest expense recognized	1,059,905	487,763	63,027

SHARE REPURCHASE	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE [Abstract]
STOCK REPURCHASE
18.	SHARE REPURCHASE

On September 30, 2011, the Board of Directors authorized to purchase the ADSs on the open market (the "2011 Purchase Plan"). The number of ADSs to be purchased under the 2011 Purchase Plan shall not exceed 5,000,000 ADSs. The aggregate value of ADSs to be purchased under the 2011 Purchase Plan shall not exceed $15,000,000. During 2011, the Company repurchased 607,478 ADSs for a total consideration of $2,748,579. 500,000 ADSs repurchased by the Company were cancelled during 2011, and the remaining ADSs were cancelled in March 2012. During 2012, the Company repurchased 1,746,059 ADSs for a total consideration of $12,518,624. All such ADSs repurchased by the Company were cancelled during 2012.

On October 26, 2012, the Board of Directors authorized to purchase the ADSs on the open market (the "2012 Purchase Plan"). The aggregate value of ADSs to be purchased under the 2012 Purchase Plan shall not exceed $20,000,000 and the number of ADSs to be pruchased shall not exceed 5,000,000 ADSs. During 2012, the Company repurchased 362,807 ADSs for a total consideration of $2,071,731. No ADSs repurchased by the Company under the 2012 Purchase Plan were cancelled during 2012.

EMPLOYEE EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
EMPLOYEE EQUITY INCENTIVE PLAN
19.	EMPLOYEE EQUITY INCENTIVE PLAN

The Company's 2002 employee equity incentive plan ("2002 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Company. Options to purchase 105,000,000 ordinary shares are authorized under the 2002 Plan. In 2005, the shareholders authorized additional 32,000,000 options under the 2002 Plan. Under the terms of the 2002 Plan, options are generally granted at prices equal to the fair market value of the Company's shares listed on the Nasdaq National Market. The majority of the options will vest over four years where 25% of the options will vest at the end of the first year, 6.25% will vest quarterly in the second year through the fourth year. The stock options expire 10 years from the date of grant.

As of December 31, 2012, options to purchase 43,054,457 shares of ordinary shares were outstanding, and options to purchase 15,910,383 ordinary shares were available for future grant.

The Company's 2006 Equity Incentive Plan ("2006 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or advisors of the Company. 40,000,000 nonvested ordinary shares are authorized under the 2006 Plan. In December 2008, the shareholders authorized additional 140,000,000 nonvested ordinary shares under the 2006 Plan.

For the nonvested shares granted in 2010, the fair market value at the grant date was used to determine the cost of the nonvested shares. As of December 31, 2012, 22,555,000 shares were outstanding and 1,857,500 shares were available for future grant. The majority of nonvested shares will vest over four years where 25% of the nonvested shares will vest at the end of the first year, and 6.25% will vest quarterly from the second year through the fourth year.

The Company recognizes the compensation costs net of estimated forfeitures on a straight-line basis over the requisite service period of the award, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Stock options

A summary of the stock option activities is as follows:

	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	options	exercise price	fair value

Options outstanding at January 1, 2010	48,111,920	$0.08	$0.09
Granted	6,800,000	$0.15	$0.06
Forfeited	(6,926,580)	$0.08	$0.04
Exercised	(5,498,560)	$0.06	$0.04

Options outstanding at December 31, 2010	42,486,780	$0.07	$0.05
Granted	19,800,000	$0.10	$0.10
Forfeited	(5,034,283)	$0.09	$0.05
Exercised	(6,566,880)	$0.05	$0.03

Options outstanding at December 31, 2011	50,685,617	$0.10	$0.07
Forfeited	(2,921,040)	$0.11	$0.08
Exercised	(4,710,120)	$0.06	$0.03

Options outstanding at December 31, 2012	43,054,457	$0.10	$0.08

There were no options granted during the year ended December 31, 2012.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for each applicable period.

Option grants	2010	2011

Weighted average risk-free interest rate	1.21%	0.46%
Weighted average expected option life	2.75 years	2.75 years
Weighted average volatility rate	62%	62%
Weighted average dividend yield	-	-

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)	Expected life

The expected life was estimated based on historical and other economic data trended into the future.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of KongZhong over a period comparable to the expected life of the options.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected life of the options.

(5)	Exercise price

The exercise price of the options was determined by the Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ADSs of KongZhong as of the grant date was used to determine the fair value of the ordinary shares on that date.

The weighted average per share fair value of options granted in each year was as follows:

	For the years ended December 31,
	2010	2011

Stock options	$0.06	$0.10

The total intrinsic value of options exercised during the year ended December 31, 2010, 2011 and 2012 was $617,438, $377,622 and $212,849 respectively.

The following table summarizes information with respect to stock options outstanding at December 31, 2012:

	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value

Average exercise price
$0.07	11,394,377	-	-	378,863	11,394,380	-	-	378,863
$0.09	2,000,000	-	-	32,500	1,875,000	-	-	30,469
$0.10	16,172,000	-	-	137,462	4,022,000	-	-	34,187
$0.12	2,000,000	-	-	-	500,000	-	-	-
$0.13	6,175,560	-	-	-	5,145,560	-	-	-
$0.15	5,312,520	-	-	-	3,287,520	-	-	-

Total	43,054,457	$0.10	7.38 year	548,825	26,224,460	$0.10	6.70 years	443,519

The number of the options expected to vest was 16,829,997 with a weighted-average exercise price of $0.11 and the weighted-average remaining contractual term of 8.44 years. The aggregate intrinsic value of the option expected to vest was $105,306 as of December 31, 2012.

Nonvested shares

A summary of the nonvested share activities is as follows:

	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2010	136,174,167	$0.11
Granted	14,000,000	$0.18
Forfeited	(29,450,000)	$0.09
Vested	(43,130,834)	$0.11

Nonvested shares outstanding at December 31, 2010	77,593,333	$0.13
Granted	16,160,000	$0.10
Forfeited	(1,975,000)	$0.09
Vested	(35,303,333)	$0.12

Nonvested shares outstanding at December 31, 2011	56,475,000	$0.12
Vested	(33,920,000)	$0.12

Nonvested shares outstanding at December 31, 2012	22,555,000	$0.13

There were no nonvested shares granted or forfeited during the year ended December 31, 2012.

The total intrinsic value of shares vested in the year of 2010, 2011 and 2012 was $7,644,940, $3,653,895 and $4,647,040 respectively.

The following table summarizes information with respect to nonvested shares outstanding at December 31, 2012:

	Nonvested share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value

Grant date
December 19, 2008	-	-
February 3, 2009	2,000,000	207,000
April 1, 2009	940,000	97,290
July 10, 2009	2,325,000	240,638
July 15, 2009	-	-
June 22, 2010	5,250,000	543,375
October 3, 2011	12,040,000	1,246,140

Total	22,555,000	2,334,443

The Company recorded share-based compensation expenses of $5,000,256, $4,579,522 and $4,464,497 for the years ended December 31, 2010, 2011 and 2012, respectively. The amount of stock-based compensation currently estimated to be expensed from 2013 through 2015 related to unvested share-based payment awards at December 31, 2012 is $2,640,491. This amount will be recognized as presented in the following table.

Year
2013	$1,549,546
2014	751,532
2015	339,413

Total	2,640,491

That cost is expected to be recognized over a weighted average period of 2.31 years. To the extent the actual forfeiture rate is different from the Company's original estimate, share-based compensation related to these awards may require to be adjusted.

WARRANTS	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
WARRANTS
20.	WARRANTS

In March 2009, the Company issued to NGP, a warrant to purchase up to 80 million of ordinary shares with a purchase price $0.125 per share, which is to be expired in five years after the issuance. In August 2012, NGP transferred 50% of its original warrant in the form of a warrant to purchase up to 40 million of ordinary shares of the Company, exercisable prior to March 18, 2014, to Fit Run Limited. In exchange for the original warrant, the Company issued a new warrant to NGP to purchase up to 40 million of ordinary shares, exercisable prior to March 18, 2014.

During 2012, in connection with the acquisition of intangible assets relating to game licenses, the Company issued a number of tranches of warrants as part of the consideration. The warrants are exercisable by the warrant holders starting from the commercial launch dates of respective games. The warrants were not determined as free standing financial instruments required to be measured at fair value at subsequent reporting dates since the underlying warrants were issued as part of settlement consideration for the purchases of game licenses and were not redeemable. The warrants held by the holders are required to be classified as equity and were recognized at the fair value of $14,889,000 and are not remeasured at subsequent reporting dates.

The following table sets forth information regarding the warrants issued during 2012:

		No. of
		underlying	Price per	Fair value	Exercisable	Total
	Issue date	shares	share	per warrant	period	fair value

					One year from
Tranch 1	May 11, 2012	120,000,000	$0.1485	$0.0372	May 11, 2012	$4,470,000
					Three years from
Tranch 2	May 11, 2012	40,000,000	0.1485	0.0681	commercial launch	2,723,000
					Three years from
Tranch 3	May 11, 2012	40,000,000	0.1485	0.0837	commercial launch	3,346,000
					One year from
Tranch 4	August 2, 2012	40,000,000	0.1985	0.0537	commercial launch	2,148,000
					One year from
Tranch 5	August 28, 2012	40,000,000	$0.1750	$0.0550	commercial launch	2,202,000

Total		280,000,000				$14,889,000

The fair value of the warrants issued during 2012 was determined by the Company using Binomial Option Pricing Model with the following assumptions:

	Tranch 1	Tranch 2	Tranch 3	Tranch 4	Tranch 5

Risk-fee rate of return	0.952%	1.674%	1.916%	1.185%	1.186%
Expected remaining contractual lives of the warrants	1 year	4 years	5 years	1.8 years	2.1 years
Volatility	63.2%	58.5%	66.6%	56.6%	54.5%
Expected dividend yield	-	-	-	-	-

Exercisable multiple was not considered by the Company in the valuation since it was assumed that the warrant holders have no incentive to exercise the warrants before maturity as the Company does not pay dividends, and theoretically, holders of call options are better off to hold the warrants until maturity. The warrant holders did not exercise the warrants during 2012.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
21.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment reporting

The Company's chief operating decision maker has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Company. The Company has therefore determined that each business line represents an operating segment and there are three operating segments presented: WVAS, mobile games and internet games.

The Company does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments' performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

	For the years ended December 31,
	2010	2011	2012
Revenues
WVAS	$83,280,333	$80,265,942	$77,765,502
Mobile games	49,171,432	40,850,452	21,190,283
Internet games	17,131,599	38,892,041	87,423,923
	149,583,364	160,008,435	186,379,708

Sales tax
WVAS	(1,584,382)	(1,390,901)	(1,053,179)
Mobile games	(925,098)	(621,069)	(219,306)
Internet games	(699,453)	(1,815,853)	(4,521,072)
	(3,208,933)	(3,827,823)	(5,793,557)

Cost of revenues
WVAS	(48,329,474)	(50,758,629)	(52,655,523)
Mobile games	(29,570,886)	(25,247,963)	(10,934,999)
Internet games	(2,338,257)	(15,923,649)	(39,539,750)
	(80,238,617)	(91,930,241)	(103,130,272)

Gross profit
WVAS	33,366,477	28,116,412	24,056,800
Mobile games	18,675,448	14,981,420	10,035,978
Internet games	14,093,889	21,152,539	43,363,101
	66,135,814	64,250,371	77,455,879

Operating expenses
Product development	(23,964,697)	(15,416,944)	(18,382,383)
Selling and marketing	(18,975,617)	(20,891,615)	(24,586,039)
General and administrative	(10,481,827)	(11,582,200)	(11,629,273)
Impairment loss on goodwill and intangible assets	(8,728,896)	(20,259,169)	-
Total operating expenses	(62,151,037)	(68,149,928)	(54,597,695)

Changes in fair value of contingent consideration for business acquisition	$10,894,533	$(3,729,513)	-
Government subsidies	$337,663	$319,319	$301,359
Income (loss) from operations	$15,216,973	$(7,309,751)	$23,159,543

Service lines of WVAS

The WVAS include services delivered through the 2.5G mobile networks, which comprise Wireless Application Protocol ("WAP") services and Multimedia Messaging Services ("MMS"), and services delivered through 2G technology platforms, which comprise Short Messaging Services ("SMS"), Interactive Voice Response services ("IVR"), and Color Ring Back Tones ("CRBT"). Revenues of WVAS by service line for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012

WVAS
2.5 Generation
- WAP	$4,485,792	$2,355,376	$2,688,051
- MMS	5,544,700	6,573,187	3,392,146
	10,030,492	8,928,563	6,080,197

2 Generation
- SMS	$34,485,665	$37,096,542	$39,178,143
- IVR	17,706,798	12,661,930	13,437,961
- CRBT and others	21,057,378	21,578,907	19,069,201
	73,249,841	71,337,379	71,685,305
	$83,280,333	$80,265,942	$77,765,502

Service lines of mobile games

The mobile games revenues are derived from feature phone revenues and smart phone revenues. Revenues of mobile games by service line for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012

Mobile games
- Feature phone	$49,171,432	$40,850,452	$15,613,441
- Smart phone	-	-	5,576,842
	$49,171,432	$40,850,452	$21,190,283

Service lines of internet games

The internet games revenues are derived from online game operation revenues and licensing revenues. Revenues of internet games by service line for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012

Internet games
Online game operation	$12,170,881	$36,577,203	$85,012,995
Licensing arrangement	4,960,718	2,314,838	2,410,928
	$17,131,599	$38,892,041	$87,423,923

Geographical information

The Company's operations are mainly located in its country of domicile (i.e. the PRC) and to a lesser extent, overseas. The Company's revenues by geographic areas (based on location of the other signing party of the revenue contract) are detailed below:

	For the years ended December 31,
	2010	2011	2012

PRC	$144,622,646	$154,455,308	$176,466,462
Asia-pacific	4,474,499	4,502,636	3,702,017
Europe and America	486,219	1,050,491	6,211,229
	$149,583,364	$160,008,435	$186,379,708

The Company's long-lived assets as of December 31, 2011 and 2012 were all located in the PRC.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
22.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Company measured its financial assets and liabilities including cash equivalents, trading securities and game license payment liabilities at fair value on a recurring basis as of December 31, 2011 and 2012.

Cash equivalents included time deposits that can been withdrawn at any time and are stated at fair value. Trading securities included government debt securities and corporate equity securities that are traded publicly in the open market. The Company classified such financial assets as investments with Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Company did not have Level 2 investments as of December 31, 2011 and 2012.

Game license payment liabilities arising from the acquisition of intangible assets relating to a game license in 2012 are classified within Level 3 of the fair value hierarchy because the Company recorded the present value of the installment payment liabilities using discounted cash flow ("DCF") method. The significant unobservable input used in the DCF model was the discount rate of 3.25% which approximated to the Company's expected borrowing rate from banks in the United States. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value.

The following table shows the fair value of the Company's financial assets and liabilities measured at recurring basis as of December 31, 2012 and 2011:

	As of December 31, 2012				As of December 31, 2011
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Cash equivalents - term deposits	$47,355,121	$-	$-	$47,355,121	$57,420,513	$-	$-	$57,420,513
Trading securities	$-	$-	$-	$-	$7,754,630	$-	$-	$7,754,630
Game license payment liabilities	-	-	43,660,000	43,660,000	-	-	-	-
Total	$47,355,121	$-	$43,660,000	$91,015,121	$65,175,143	$-	$-	$65,175,143

Measured on nonrecurring basis

The Company measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method.

Goodwill and other intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

Warrants and intangible assets purchased with issued warrants as consideration are measured at fair value on a nonrecurring basis on the transaction date (see Note 20).

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE
23.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the years ended December 31,
	2010	2011	2012

Net income (loss) (numerator), basic and diluted	$11,923,199	$(7,654,862)	$25,739,968
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,466,947,693	1,607,110,119	1,661,864,846
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrant using the treasury stock method	80,922,985	-	59,757,910
Total weighted average shares used in computing diluted net income (loss) per share	1,547,870,678	1,607,110,119	1,721,622,756
Net income (loss) per share, basic	$0.01	$(0.00)	$0.02
Net income (loss) per share, diluted	$0.01	$(0.00)	$0.01

The dilutive effects of the options, nonvested shares and warrants are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options, nonvested shares and warrants, which include the benefit of the compensation costs attributable to future services and not yet recognized, are used to repurchase outstanding ordinary shares using average market prices.

The dilutive effect of the convertible senior note in 2010 and 2011 was calculated using if-converted method. Under the if-convertible method, the interest less income tax effects applicable to the convertible senior note is added back to the numerator. The convertible senior note is assumed to have been converted at the beginning of the period.

For the years ended December 31, 2010, 2011 and 2012, the Company had the following securities outstanding which could potentially dilute basic net income (loss) per share in the future, but were excluded from the computation of diluted net income (loss) per share in 2010, 2011 and 2012 as their effects would have been antidilutive:

	For the years ended December 31,
	2010	2011	2012

Options, nonvested shares and warrants	-	187,160,617	285,312,520
Convertible senior note	76,000,000	22,800,000	-

CONCENTRATIONS	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS [Abstract]
CONCENTRATIONS
24.	CONCENTRATIONS

(a)	Dependence on Mobile Operator

The revenue of the Company is primarily derived from cooperative arrangements with the Mobile Operator in the PRC. The major operators cooperated with the Company are China Mobile, China Unicom and China Telecom. If the strategic relationship with the Mobile Operator in the PRC is terminated or scaled-back, or if the Mobile Operator alters the revenue sharing arrangements, the Company's WVAS business would be adversely affected.

The following table shows the revenues and percentage of total revenues derived from those operators for the years ended December 31, 2010, 2011 and 2012:

	For the years ended December 31,
	2010	2011	2012
	Percentage of Total Revenues

Revenues collected through operators
China Mobile	72%	62%	36%
China Unicom	8%	7%	7%
China Telecom	6%	5%	6%

WVAS revenues collected through operators
China Mobile	40%	37%	28%
China Unicom	8%	7%	7%
China Telecom	6%	5%	6%

Mobile games revenues collected through operators
China Mobile	32%	25%	8%
China Unicom	-	-	-
China Telecom	-	-	-

Net accounts receivable from the operators as of December 31, 2011 and 2012 were as follows:

	Percentage of
	accounts receivable
	as of December 31,
	2011	2012

China Mobile	75%	52%
China Unicom	1%	7%
China Telecom	9%	15%

Other than disclosed above, there was no customer with 10% or more of total accounts receivable.

(b)	Credit risk

In WVAS and mobile games services, the Company depends on the billing system of the Mobile Operator to charge the mobile phone users and collect payments from them. The Company generally does not require collateral for its accounts receivable and has not experienced any significant credit losses for any periods presented.

PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION
25.	PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION

The employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company accrue these benefits based on certain percentages of the employees' salaries. The total provision for such employee benefit was $4,050,629, $3,635,872 and $3,480,839 for the years ended December 31, 2010, 2011 and 2012, respectively.

Pursuant to the laws applicable to the PRC's Foreign Investment Enterprises and local enterprises, the Company's subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the boards of directors of the relevant subsidiaries.

For foreign enterprises, these reserve funds include (i) a statutory surplus reserve fund and (ii) a general surplus reserve fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC accounting standards and regulation at each year-end); the other fund appropriations are at the Company's discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff welfare and bonus and are not distributable as cash dividends.

As of December 31, 2011 and 2012, the total statutory reserve amounted to $10,341,491 and $10,572,330, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS

Prior to the acquisition of Dacheng by the Company in January 2010, Leilei Wang, the Chief Executive Officer of the Company and the Chairman of the Board of Directors, held approximately 24.8% equity interest of Dacheng. As a result of the acquisition, Leilei Wang, as one of the selling shareholders, received a consideration of 14.6 million and 53.1 million ordinary shares of KongZhong in 2010 and 2011, respectively.

Leilei Wang indirectly owns more than 10% of Prosten Technology Holdings Limited ("Prosten"). Prosten and its subsidiaries engage in the business of providing solutions to companies that provide mobile and search services. In 2010, 2011 and 2012, Prosten and its subsidiaries provided the Company mobile value-added services valued at $3.2 million, $3.8 million and $1.5 million, respectively. The accounts payable to Prosten and its subsidiaries as of December 31, 2011 and 2012 were $nil and $223,713 respectively.

COMMITMENT AND CONTINGENCY	12 Months Ended
Dec. 31, 2012
COMMITMENT AND CONTINGENCY [Abstract]
COMMITMENT AND CONTINGENCY
27.	COMMITMENT AND CONTINGENCY

(a)	Operating lease as lessee

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were $2,282,956, $2,087,203 and $2,424,259, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Year ending
2013	$2,560,028
2014	1,793,160
2015	374,401
2016 and thereafter	-

(b)	Purchase obligations

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements were approximately as follows:

Year ending
2013	$3,485,587
2014	859,045
2015	189,998
2016	28,782
2017 and thereafter	13,031

(c)	Sales tax

The subsidiaries and VIEs incorporated in the PRC are subject to the sales tax at rates of 3% to 5% on PRC taxable revenues, as defined by the related tax rules and regulations. When determining the PRC taxable revenues for sales tax purpose, the subsidiaries and VIEs adopted a "net" basis, i.e. deducting profit sharing with content providers from revenues. However, as the deductible items for sales tax purposes are not clearly defined, the Company would be subject to additional sales tax if the net basis used by the Company was determined inappropriate for the computation of sales tax. Additional business tax amounting to $4,419,131 could arise had the gross revenue been used for sales tax calculations as of December 31, 2012.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
28.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the Company's PRC subsidiaries and VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to KongZhong in the form of loans, advances or cash dividends. The balance of restricted net assets was $51,505,234 and $76,482,066, of which $24,082,542 and $48,996,677 was attributed to the paid in capital, additional paid in capital and statutory reserves of the VIEs and $27,422,692 and $27,485,389 was attributed to the paid in capital, additional paid in capital and statutory reserves of the Company's PRC subsidiaries, as of December 31, 2011 and 2012, respectively. The PRC subsidiaries' accumulated profits may be distributed as dividends to KongZhong without the consent of a third party. The VIEs' revenues and accumulated profits may be transferred to KongZhong through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
29.	SUBSEQUENT EVENT

In February 2013, the Company entered into a financing agreement with a bank and obtained US dollars loans totaling $9,000,000 for the purpose of share repurchase. The loans will be repayable on various dates up to February 2014 and were secured by a pledge of RMB deposits equivalent to approximately of $9,900,000.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In US dollars)

	As of December 31,
	2011	2012
Current assets
Cash and cash equivalents	$6,840,302	$5,338,092
Prepaid expenses and other current assets	16,933	123,203

Total current assets	6,857,235	5,461,295
Long-term investments and amounts due from subsidiaries	264,830,167	314,738,590

Total assets	$271,687,402	$320,199,885

Liabilities and shareholders' equity

Current liabilities
Accrued expenses and other current liabilities	611,358	6,180,007
Amounts due to subsidiaries	23,625,681	31,135,810
Convertible senior notes, net of discount due to beneficial conversion feature	1,272,619	-

Total liabilities	$25,509,658	$37,315,817

Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,661,939,143 and 1,678,097,663 shares issued and outstanding in 2011 and 2012, respectively)	829	832
Additional paid-in capital	131,140,682	126,786,049
Warrants	677,332	15,566,332
Accumulated other comprehensive income	46,186,277	46,618,263
Retained earnings	68,172,624	93,912,592

Total shareholders' equity	246,177,744	282,884,068

Total liabilities and shareholders' equity	$271,687,402	$320,199,885

KONGZHONG CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(In US dollars)

	For the years ended December 31,
	2010	2011	2012

Revenues	60,999	-	-
Sales tax	-	-	-
Cost of revenues	-	-	-

Gross profit	60,999	-	-

Operating expenses
Product development	(1,041,571)	(614,780)	(468,232)
Selling and marketing	(131,396)	(121,623)	(374,144)
General and administrative	(3,736,556)	(3,793,055)	(3,744,168)

Total operating expenses	$(4,909,523)	$(4,529,458)	$(4,586,544)

Change in fair value of contingent consideration for business acquisition	10,894,533	(3,729,513)	-
Income (loss) from operations	$6,046,009	$(8,258,971)	$(4,586,544)

Interest income	3,987	38,454	90,639
Interest expense	(1,059,905)	(487,763)	(262,758)
Impairment loss on cost method investment	(1,509,912)	-	-
Loss on extinguishment of debt upon prepayment of convertible senior note	-	(1,567,472)	-
Equity in earnings of subsidiaries and variable interest entities	8,443,020	2,620,890	30,498,631

Net income (loss) before income taxes	$11,923,199	$(7,654,862)	$25,739,968
Income taxes expense	-	-	-

Net income (loss)	$11,923,199	$(7,654,862)	$25,739,968

Other comprehensive income, net of tax
Foreign currency translation adjustments	9,044,087	13,871,922	431,986
Comprehensive income	$20,967,286	$6,217,060	$26,171,954

KONGZHONG CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY

(In US dollars)

						Accumulated
			Additional	Shares issuable		other		Total
	Ordinary shares		paid-in	in connection		comprehensive	Retained	shareholders'
	Shares	Amount	capital	with acquisition	Warrants	income	earnings	equity

Balance as of January 1, 2010	1,409,396,360	$705	$83,862,222	$1,325,917	$677,332	$23,270,268	$63,904,287	$173,040,731
Issuance of ordinary shares for share-based compensation	52,750,000	26	386,524	-	-	-	-	386,550
Issuance of ordinary shares for acquisition of businesses	48,760,213	24	15,871,493	(1,325,917)	-	-	-	14,545,600
Share-based compensation recognized	-	-	5,000,256	-	-	-	-	5,000,256
Other comprehensive income	-	-	-	-	-	9,044,087	-	9,044,087
Net income	-	-	-	-	-	-	11,923,199	11,923,199

Balance as of January 1, 2011	1,510,906,573	$755	$105,120,495	$-	$677,332	$32,314,355	$75,827,486	$213,940,423

Issuance of ordinary shares for share-based compensation	47,500,000	24	302,051	-	-	-	-	302,075
Issuance of ordinary shares for acquisitions of business	123,532,570	62	29,220,481	-	-	-	-	29,220,543
Repurchase of ordinary shares	(20,000,000)	(12)	(2,748,567)	-	-	-	-	(2,748,579)
Prepayment of convertible senior note	-	-	(5,333,300)	-	-	-	-	(5,333,300)
Share-based compensation recognized	-		4,579,522	-	-	-	-	4,579,522
Other comprehensive income	-	-	-	-	-	13,871,922	-	13,871,922
Net loss	-	-	-	-	-	-	(7,654,862)	(7,654,862)

Balance as of January 1, 2012	1,661,939,143	$829	$131,140,682	-	$677,332	$46,186,277	$68,172,624	$246,177,744
Issuance of ordinary shares for share-based compensation	27,500,000	14	277,295	-	-	-	-	277,309
Issuance of ordinary shares for acquisition of business	40,000,000	20	4,229,980	-	-	-	-	4,230,000
Share-based compensation recognized	-	-	4,464,497	-	-	-	-	4,464,497
Repurchase of ordinary shares	(74,141,480)	(42)	(14,590,313)	-	-	-	-	(14,590,355)
Issuance of warrants	-	-	-	-	14,889,000			14,889,000
Conversion of convertible senior note	22,800,000	11	1,263,908	-	-	-	-	1,263,919
Other comprehensive income	-	-	-	-	-	431,986	-	431,986
Net income	-	-	-	-	-	-	25,739,968	25,739,968

Balance as of December 31, 2012	1,678,097,663	$832	$126,786,049	$-	$15,566,332	$46,618,263	$93,912,592	$282,884,068

KONGZHONG CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In US dollars)

	For the years ended December 31,
	2010	2011	2012

Net cash provided by operating activities	$649,007	$22,455,668	$22,810,827

Net cash (used in) provided by investing activities	$(9,577,600)	$(9,025,640)	$(9,999,999)

Net cash used in financing activities	$(776,540)	$(10,189,055)	$(14,313,038)

Net (decrease) increase in cash and cash equivalents	(9,705,133)	3,240,973	(1,502,210)

Cash and cash equivalents, beginning of year	13,304,462	3,599,329	6,840,302

Cash and cash equivalents, end of year	$3,599,329	$6,840,302	$5,338,092

KONGZHONG CORPORATION

NOTES TO CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.	BASIS FOR PREPARATION

The condensed financial information of KongZhong has been prepared using the same accounting policies as set out in KongZhong's consolidated financial statements, except that KongZhong used the equity method to account for investments in its subsidiaries and variable interest entities.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

KongZhong and its subsidiaries and variable interest entities are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of KongZhong's stand-alone financial statements, its investments in subsidiaries and variable interest entities are reported using the equity method of accounting. KongZhong's share of income and losses from its subsidiaries and variable interest entities is reported as earnings from subsidiaries and variable interest entities in the accompanying condensed financial information of KongZhong.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and its VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and accounts that have the general characteristics of demand deposits in that the customer may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty.

Restricted cash	Restricted cash Restricted cash is related to deposits with financial institutions as guarantees to issue standby letters of credit and is restricted as to withdrawal or usage.
Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company measures certain assets, including the cost method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Fair value of acquired assets and contingent consideration is discussed in Note 3.

Fair value of trading securities is discussed in Note 5.

Short-term Investments

Short-term investments

Short-term investments comprise debt and equity securities, which are classified as held-to-maturity securities or trading securities. Short-term investments are classified as held-to-maturity securities when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as current assets on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Trading securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in net earnings.

The Company reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Company's intent and ability to hold the investment, in determining if impairment is needed.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company's financial statements include impairment of goodwill and other intangible assets, purchase price allocation in business combinations, accruals for revenues, valuation of warrants, valuation allowance for deferred tax assets, valuation of contingent consideration for business acquisition and share-based compensation expense. Actual results could differ from those estimates.

Property and Equipment, Net

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	3 years
Leasehold improvements	Over the shorter of the lease term or useful lives
Communication equipment	1 year
Office building	20 years

Impairment of Long-lived Assets

Impairment of long-lived assets

Long-lived assets and certain identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets.

In the year of 2010 and 2011, the Company recognized an impairment loss of $5,730,579 and $3,927, respectively, relating to acquired intangible assets. No impairment loss was recorded for the year ended December 31, 2012.

Acquired Intangible Assets (Other Than Indefinite Lived Intangible Assets), Net

Acquired intangible assets (other than indefinite lived intangible assets), net

Acquired intangible assets, other than indefinite lived intangible assets, are carried at cost less accumulated amortization and impairment. The amortization of such acquired intangible assets is recognized over the expected useful lives of the assets.

Business Combinations

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and indefinite-lived intangible assets

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is evaluated by the Company at least annually (at December 31) for impairment following a two-step process.

The first step compares the fair value of each reporting unit (operating segment or one level below an operating segment) to its carrying amount, including goodwill. As of December 31, 2011 and 2012, there were three reporting units, wireless value-added services ("WVAS"), mobile games and internet games. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The impairment losses of $3.0 million, $20.3 million and $nil were recorded for the years ended December 31, 2010, 2011 and 2012, respectively (see Note 11).

The Company has determined that the Company's trade names do not have determinable useful lives. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of a comparison of the fair values of the trade names with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names exceed their fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. No impairment of intangible assets with indefinite life was recorded during the years ended December 31, 2010, 2011 and 2012.

Long-term Investments

Long-term investments

For investments in investees over which the Company does not have significant influence, the Company carries the investments at cost. The Company reviews the long-term investments for impairment whenever events or circumstances indicate that an other-than-temporary decline has occurred. An impairment loss is recognized in earnings equal to the amount of the investment's carrying amount in excess of its fair value at the assessment date. The fair value of the investment would then become the new cost basis of the investment. Impairment losses of $1.5 million, $nil million and $nil were recorded for the years ended December 31, 2010, 2011 and 2012, respectively (see Note 10).

Revenue Recognition and Cost of Revenues

Revenue recognition and cost of revenues

The Company's revenues are derived from WVAS, mobile games service and internet games services.

(i)	WVAS

WVAS revenues are derived from providing personalized interactive entertainment, media and community services primarily to mobile phone customers of China Mobile Communication Corporation ("China Mobile"), China United Telecommunications Corporation ("China Unicom"), and China Telecommunications Corporation ("China Telecom") (collectively, the "Mobile Operator").

The Company contracts with the Mobile Operator for the transmission of WVAS as well as for billing and collection services. The Mobile Operator provides the Company with monthly statements that represent the principal evidence that service has been delivered and triggers revenue recognition for a substantial portion of the Company's revenues. In certain instances, when a statement is not received within a reasonable period of time, the Company makes an estimate of the revenues and cost of revenues for the period covered by the statement based on internally generated information, historical experience, verbal communication with Mobile Operator, and/or other assumptions that are believed to be reasonable under the circumstances.

The Mobile Operator remits to the Company only amounts net of the following items: (1) allowance that Mobile Operator has made for the doubtful debts in respect of the amounts due to the Company from its customers, (2) the Mobile Operator's fees for the services provided to the Company, including billing and collection services, and (3) the Mobile Operator's transmission charges. China Unicom and China Telecom do not provide an itemized analysis of their remittances and the Company is therefore unable to determine what allowance, if any, for doubtful or bad debts should be recorded with respect to services delivered through them. China Mobile occasionally specifies the allowance it makes for doubtful debts. As a result, the Company's revenue recognition is based upon the amounts reported on the Mobile Operator's monthly statements, which are net of doubtful debts and represent the amounts the Company reasonably believes will be collected.

The Company records the following fees paid to the Mobile Operator as cost of revenues:

·	Service fees paid to the Mobile Operator which are charged to the Company as a percentage, ranging from 15% to 60%, of gross revenues less bad debts.

·	Fixed transmission fees that are charged on a basis of each transmission (regardless whether the customers can be billed or pay the Mobile Operator).

In addition, cost of revenues includes amounts paid to content providers and certain payments to handset manufacturers with whom the Company has cooperation agreements.

(ii)	Mobile games

The mobile games revenues are derived from feature phone revenues and smart phone revenues.

Feature phone revenues

The Company recognizes feature phone revenues from providing mobile games services on the platforms of Mobile Operator. Mobile phone users download the mobile games in the same manner as the WVAS and the Company recognizes revenues from such feature phone mobile games services in the same way as the WVAS revenues are recognized.

Smart phone revenues

The Company recognizes smart phone revenues from providing mobile games services on platforms such as global iOS and Android platforms. Smart phone users download the mobile games on iOS and Android platform. The Company adopts the item-based revenue model. The basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers.

(iii)	Internet games

The internet games revenues are primarily derived from internet games operation revenues and licensing revenues.

Online game operation revenues

The Company adopts the item-based revenue model. The basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items.

Cash received but not converted into in-game money is initially recorded as advances from customers, which are transferred as deferred revenue upon conversion into in-game money.

Revenues from licensing arrangement

The Company enters into licensing arrangements with various licensees who provide the internet games services in PRC and overseas. A licensing arrangement usually includes license of the games and support and maintenance services after the commercial launch of the games, which include bug fixes, technical support via telephone and site visit, and unspecified upgrades on a when-and-if-available basis for certain period. The licensees pay non-refundable upfront fee for the license and support and maintenance services.

For the licensing arrangements, the vendor specific objective evidence ("VSOE") of fair value of the support and maintenance services, which is the last element to be delivered, has been established based on renewal prices. Therefore, under the residual method, the amount of consideration allocated to the license of games equals the total arrangement consideration less the fair value of the support and maintenance services, which is fully recognized as revenue from license of games upon the commercial launch of the games by the licensee. The arrangement consideration allocated to the support and maintenance services is recognized as revenue from support and maintenance services ratably over the service period, which is usually one year.

For the licensing arrangements entered prior to the establishment of the VSOE of fair value of the support and maintenance services, the entire licensing arrangement is accounted for as one accounting unit resulting in the upfront fee being recognized on a straight line basis over the support and maintenance services period beginning the commercial launch of the games by the licensee.

According to certain licensing arrangements, the Group is also entitled to ongoing usage-based royalties determined based on the amount charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Allowance for Credit Losses

Allowance for credit losses

The allowance for credit losses related to accounts receivable is maintained at a level considered by management to be adequate to absorb an estimate of probable future losses existing at the balance sheet date. In estimating probable losses, the Company reviews accounts that are past due or in bankruptcy and accounts that may have higher credit risk using information available about the customer. The Company arrives at an estimated loss for specific doubtful accounts. This process is based on estimates, and ultimate losses may differ from those estimates. Receivable balance is written off when the Company determines that the balance is uncollectible. Subsequent recoveries, if any, are credited to the allowance when received. The Company considers an accounts receivable balance past due when payment has not been received within the stated terms. The charges related to allowance for credit losses for the years ended December 31, 2010, 2011 and 2012 were $45,857, $222,007 and $5,626, respectively.

Movement of allowance for credit losses is as follows:

	Balance at	Charged to		Balance at
	beginning of the year	expense	Written-off	end of the year
2010	$-	$45,857	$(45,857)	$-
2011	$-	$222,007	$-	$222,007
2012	$222,007	$5,626	$(222,007)	$5,626

The allowance for credit losses arising from end users in WVAS and mobile games services has been net off with account receivables in the monthly statements provided by the Mobile Operator. The Company has not experienced any significant credit losses related to the net receivables in monthly statements provided by Mobile Operator.

Operating Leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Government Subsidies

Government subsidies

The Company receives subsidies from the local government authorities as incentives for local area development and technology development. The Company records the government subsidies that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs, as income in the period in which such subsidies are received. The Company received total government subsidies of $337,663, $319,319 and $301,359 and recognized such amounts as income for the years ended December 31, 2010, 2011 and 2012, respectively.

Foreign Currency Translation

Foreign currency translation

The functional and reporting currency of KongZhong is US dollar. The functional currency of the Company's subsidiaries and VIEs in the PRC is Renminbi ("RMB").

Assets and liabilities are translated from each entity's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Product Development Expenses

Product development expenses

Product development expenses which consist primarily of the compensation and related costs for employees associated with the development and programming of mobile data content and internet games content are expensed as incurred.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of comprehensive income.

The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Advertising Costs

Advertising costs

The Company expenses advertising costs as incurred. Total advertising expenses were $1,097,040, $1,465,272 and $5,802,006 for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

Share-based Compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

Net Income (Loss) Per Share

Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options, nonvested shares and warrant is computed using treasury stock method. The dilutive effect of the convertible senior notes is computed using as-if converted method.

Warrants

Warrants

Warrants which give the holder the right to exercise the warrant for a share instrument which is not redeemable by the Company are classified as a financial instrument in the balance sheet. Warrants are measured at fair value at the date of issuance and are not remeasured at subsequent reporting dates.

Recently Issued Accounting Standards Adopted

Recently issued accounting standards adopted

In May 2011, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·	Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.
·	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.
·	Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.
·	Fair value of an instrument classified in a reporting entity's stockholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.
·	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

o	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

o	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.The Company adopted this guidance on January 1, 2012 and has presented a single continuous consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Company's consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent accounting pronouncements not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this pronouncement do not change the current requirements for reporting net income or other comprehensive income in financial statements. The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Details of The Company's Subsidiaries and Variable Interest Entities
	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities
			%
Subsidiaries:

KongZhong Information Technologies	July 2002	KongZhong	100	Providing consulting
(Beijing) Co., Ltd. ("KongZhong Beijing")	People's Republic			and technology services
	of China ("PRC")

KongZhong China Co., Ltd.	June 2005	KongZhong	100	Providing consulting
("KongZhong China")	the PRC			and technology services

Simlife (Beijing) Science Co., Ltd.	June 2009	Simlife	100	Providing consulting
("Simlife Beijing ")	the PRC	International Inc.		and technology services

Success Blueprint Limited	October 2009	KongZhong	100	Providing novel license
("Success Blueprint")	British Virgin Islands			to overseas

Dacheng Holdings Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Holdings")	Cayman Islands			services

Dacheng Investment (Hong Kong) Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Hong Kong")	Hong Kong			services

Noumena Innovation (BVI) Ltd.	March 2012	KongZhong	100	Providing smart mobile
("Noumena")	British Virgin Islands			games services

Noumena Productions limited	March 2012	Noumena	100	Providing smart mobile
	Hong Kong			games services

VIEs:

Beijing AirInbox Information	April 2002	Linguang Wu	45	Providing wireless
Technologies Co., Ltd.	the PRC	SonglinYang	42	value-added services
("Beijing AirInbox")		Guijun Wang	10	to mobile phone users
		Zhen Huang	3

Beijing Wireless Interactive	February 2005	Yang Yang	40	Providing wireless
Network Technologies Co., Ltd.	the PRC	Jingye Sun	30	value-added services
("Beijing WINT")		Li Ai	30	to mobile phone users

Beijing Chengxitong Information	November 2005	Yang Li	90	Providing wireless
Technology Co., Ltd.	the PRC	Xuelei Wu	10	value-added services
("Beijing Chengxitong")				to mobile phone users

	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities
			%

Beijing Xinrui Network Technology	January 2006	Guijun Wang	51	Providing wireless
Co., Ltd. ("Beijing Xinrui")	the PRC	Yang Li	49	value-added services
				to mobile phone users

Shanghai Mailifang Communication	March 2009	Xu Guo	90	Mobile games
Co., Ltd. ("Shanghai Mailifang")	the PRC	Yang Yang	10	developing services

Xiamen Xinreli Technology	June 2009	Tao Jia	80	Providing wireless
Co., Ltd. ("Xiamen Simlife")	the PRC	Junhong Chen	20	value-added services
				to mobile phone users

Shanghai Dacheng Network Technology	January 2010	Leilei Wang	59	Providing internet games
Co., Ltd. ("Shanghai Dacheng")	the PRC	Zhen Yang	41	services

Subsidiaries of VIE:

Beijing Boya Wuji Technologies Co., Ltd.	March 2004	Beijing AirInbox	100	Providing internet games
	the PRC			services

Tianjin Mammoth Technologies	May 2005	Beijing AirInbox	95	Mobile games
Co., Ltd. ("Tianjin Mammoth")	the PRC	Beijing WINT	5	developing services

Beijing Shiyuan Leya Culture Communication	July 2008	Beijing Xinrui	100	Providing wireless
Co., Ltd.	the PRC			value-added services to
				mobile phone users

Nanjing Net Book Culture Co., Ltd.	October 2009	Beijing Chengxitong	100	Providing
	the PRC			internet novel services

Wuxi Dacheng Network	January 2010	Shanghai Dacheng	100	Providing internet games
Technology Co.,Ltd.	the PRC			services

Shenzhen Zhida Network Technology	February 2010	Beijing WINT	100	Providing technology
Co., Ltd. ("Shenzhen Zhida")	the PRC			services to mobile
				phone manufactures

Beijing Yin'ao Fulai Culture	May 2012	Beijing Xinrui	100	Providing wireless
Development Co., Ltd.,	the PRC			value-added services to
				mobile phone users

Beijing Shangshu Boer Culture	July 2012	Beijing Xinrui	100	Providing wireless
Communication Co., Ltd.,	the PRC			value-added services to
				mobile phone users

Shanghai KongZhong Brilliant Game	July 2012	Beijing AirInbox	100	Providing internet games
Co., Ltd.	the PRC			services

Subsidiaries And VIEs, Contractual Arrangements
Name of Foreign Owned Subsidiaries	Name of VIE Companies

KongZhong Beijing	Beijing AirInbox
KongZhong Beijing	Beijing WINT
KongZhong Beijing	Beijing Chengxitong
KongZhong Beijing	Shanghai Mailifang
Simlife Beijing	Xiamen Simlife
KongZhong China	Beijing Xinrui
KongZhong China	Shanghai Dacheng

Financial Information of The Companys VIE and VIEs Subsidiaries
	As of December 31,
	2011	2012
	$	$

Total current assets	139,333,143	123,346,361
Total assets	143,283,271	217,772,519

Total current liabilities	25,992,208	55,347,433
Total liabilities	26,263,830	74,017,931

	For the years ended December 31,
	2010	2011	2012
	$	$	$

Gross revenues	145,516,670	154,828,573	177,868,368
Net income	21,053,062	22,628,312	28,331,383

	For the years ended December 31,
	2010	2011	2012
	$	$	$

Net cash provided by operating activities	23,547,374	29,159,789	43,021,136
Net cash used in investing activities	2,471,765	16,777,374	53,172,297

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property, Plant and Equipment, Estimated Useful Lives
Computer and transmission equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	3 years
Leasehold improvements	Over the shorter of the lease term or useful lives
Communication equipment	1 year
Office building	20 years

Allowance for Credit Losses
	Balance at	Charged to		Balance at
	beginning of the year	expense	Written-off	end of the year
2010	$-	$45,857	$(45,857)	$-
2011	$-	$222,007	$-	$222,007
2012	$222,007	$5,626	$(222,007)	$5,626

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Financial Information
	For the years ended December 31,
	2011	2012
	(unaudited)	(unaudited)
Revenues	$160,723,554	$186,949,412
Net (loss) income	$(8,227,818)	$26,161,809
(Loss) income per share - basic	$(0.01)	$0.02
(Loss) income per share - diluted	$(0.01)	$0.02

Dacheng [Member]
Total Consideration
Cash paid	$9,577,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)	14,545,600
Fair value of contingent consideration	51,049,269

Total	$75,172,469

Allocation of The Purchase Price
Tangible assets acquired (including cash of $2,127,781)	$4,258,638
Acquired intangible assets
Core technologies	2,963,104
Product technologies	9,740,307
Liabilities assumed	(4,810,101)
Deferred tax liability	(529,317)
Goodwill	63,549,838

Total	$75,172,469

Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member]
Allocation of The Purchase Price
Tangible assets acquired (including cash of $18,011)	$21,939
Acquired intangible assets:
Employment contract	351,540
Product technologies	66,866
Liabilities assumed	-
Deferred tax liability	(104,602)
Goodwill	836,058

Total	$1,171,801

Noumena [Member]
Total Consideration
Cash consideration	$14,880,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date after lock up discount)	4,230,000

Total	$19,110,600

Allocation of The Purchase Price
Tangible assets acquired (including cash of $586,701)	$669,600
Acquired intangible assets
Product technologies	3,487,524
Goodwill	14,953,476

Total	$19,110,600

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets
	As of December 31,
	2011	2012
Prepayment to service providers	$2,064,174	$1,990,015
Employee advances	665,587	685,134
Other deposits	1,143,509	1,225,431
Interest receivables	267,947	771,849
Other current assets	4,808	45,245
	$4,146,025	$4,717,674

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Property, Plant And Equipment
	As of December 31,
	2011	2012
Computer and transmission equipment	$10,246,858	$11,277,560
Furniture and office equipment	812,019	824,806
Motor vehicles	747,186	783,060
Leasehold improvements	2,327,099	2,606,638
Communication equipment	348,602	292,188
Office building	683,077	684,305
	15,164,841	16,468,557
Less: accumulated depreciation	(11,544,562)	(13,403,071)
	$3,620,279	$3,065,486

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Acquired Intangible Assets, Net
	As of December 31, 2011					As of December 31, 2012
	Gross	Accumulated			Net	Gross	Accumulated			Net
	carrying	amortization	Exchange		carrying	carrying	amortization	Exchange		carrying	Amortization
	amount		difference	Impairment	amount	amount		difference	Impairment	amount	period
Intangible assets not subject to amortization
Trademarks with indefinite life	$268,463	-	$13,719	-	$282,182	$282,182	-	$507	-	$282,689	N/A
Intangible assets subject to amortization
Agreements with Mobile Operator	$3,113,746	$(3,070,271)	$6,782	-	$50,257	$3,113,746	(3,113,701)	(45)	-	-	3 years
Operating platforms	247,901	(191,348)	3,816	(3,927)	56,442	243,974	(215,682)	7	-	28,299	5 years
Service licenses	57,071	(57,201)	130	-	-	57,071	(57,071)	-	-	-	3 years
Contracts with content providers	120,999	(122,678)	1,679	-	-	120,999	(120,999)	-	-	-	1 year
Non-complete agreement	388,516	(388,516)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	379,089	(379,089)	-	-	-	379,089	(379,089)	-	-	-	2 years
Product technologies	4,966,102	(4,497,238)	39,769	-	508,633	4,966,102	(4,963,168)	(918)	-	2,016	3 years
Contracts with service providers	5,713	(5,713)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	16,710	(16,710)	-	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	36,874	(36,874)	-	-	-	36,874	(36,874)		-	-	1 year
Core technologies	4,667,587	(3,459,527)	104,770	-	1,312,830	8,281,231	(5,210,512)	(1,224)	-	3,069,495	5 years
Software	-	-	-	-	-	115,150	(8,321)	603	-	107,432	5 years
Game licenses	-	-	-	-	-	73,952,927	(2,882,332)	498,188	-	71,568,783	3 years
Employment contract	380,898	(253,799)	10,448	-	137,547	380,898	(370,030)	(268)	-	10,600	3 years

Total	$14,649,669	$(12,478,964)	$181,113	$(3,927)	$2,347,891	$92,341,182	$(17,768,718)	$496,850	-	$75,069,314

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Change in Carrying Amounts
	2011				2012
		Mobile	Internet			Mobile	Internet
	WVAS	games	games	Total	WVAS	games	games	Total

Gross amount:
Beginning balance	$41,807,165	$5,032,559	65,511,270	$112,350,994	43,923,184	5,267,663	68,831,261	118,022,108
Goodwill recognized in acquisition	-	-	-	-	-	14,953,476	-	14,953,476
Exchange differences	2,116,019	235,104	3,319,991	5,671,114	6,198	52,909	(422,962)	(363,855)

Ending balance	43,923,184	5,267,663	68,831,261	118,022,108	43,929,382	20,274,048	68,408,299	132,611,729

Accumulated impairment loss:
Beginning balance	(21,623,279)	-	(3,022,040)	(24,645,319)	(41,878,521)	-	(3,176,478)	(45,054,999)
Charge for the year	(20,255,242)	-	-	(20,255,242)	-	-	-	-
Exchange differences	-	-	(154,438)	(154,438)	-	-	(5,707)	(5,707)

Ending balance	(41,878,521)	-	(3,176,478)	(45,054,999)	(41,878,521)	-	(3,182,185)	(45,060,706)

Goodwill, net	$2,044,663	$5,267,663	$65,654,783	$72,967,109	$2,050,861	$20,274,048	$65,226,114	$87,551,023

ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE [Abstract]
Accounts Payable
	As of December 31,
	2011	2012

Game license fees payable	$-	$27,172,547
Fees payable to content and channel providers	12,015,995	9,048,431
Royalty fees payable	2,478,589	4,938,395
Others	852,449	1,452,951
	$15,347,033	$42,612,324

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities
	As of December 31,
	2011	2012

Accrued welfare benefits	$507,458	$680,994
Accrued payroll	981,537	1,173,613
Advance from customers	1,252,647	1,881,043
Accrued service fees	2,983,743	5,218,850
Other tax payables	3,138,414	3,245,845
Acquisition payable	-	5,880,600
Others	625,995	195,420
	$9,489,794	$18,276,365

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Components of Deferred Tax Assets and Liabilities
	As of December 31,
	2011	2012

Current deferred tax assets
Accrued expenses	$335,946	$166,357
Less: valuation allowance	(335,946)	(166,357)

Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Net operating loss carry forwards	78,740	65,738
Less: valuation allowance	(78,740)	(65,738)

Non-current deferred tax assets, net	$-	$-

Deferred tax liabilities
Amortization of intangible assets	$271,622	$10,498

Income Taxes Expense
	For the years ended December 31,
	2010	2011	2012

Current	$4,578,091	$3,326,277	$3,558,263
Deferred	(628,088)	(188,439)	(67,421)

Total	$3,950,003	$3,137,838	$3,490,842

Effective Tax Rate
	For the years ended December 31,
	2010	2011	2012
	%	%	%

Applicable rate for reconciliation purpose (note)	25%	(25)%	25%
Effect of tax holiday granted to PRC entities	(26.7)%	(50.7)%	(7.6)%
Effect on tax rates in different tax jurisdiction (note)	(5.8)%	(23.7)%	12.5%
Tax effect of expenses that are not deductible in determining taxable profit	37.7%	(6.7)%	3.1%
Tax effect of allowable special deduction in determining taxable profit	-	36.1%	(20.5)%
Change in valuation allowance	(5.3)%	0.5%	(0.6)%
Effective tax rate for the year	24.9%	(69.5)%	11.9%

Note:	The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the New EIT Law.

Tax Holidays
	For the years ended December 31,
	2010	2011	2012

Increase in income tax expense	$4,235,642	$2,290,131	$2,207,096

Impact on net income (loss) per ordinary share-basic	$0.00	$0.00	$0.00

Impact on net income (loss) per ordinary share-diluted	$0.00	$0.00	$0.00

CONVERTIBLE SENIOR NOTE (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES [Abstract]
Carrying Amount of the Convertible Senior Note
	As of December 31,
	2011	2012

Principal	2,032,620	-
Debt discount	(1,303,579)	-
Accumulated amortization of debt discount	471,852	-
Accrued interest	71,726	-

Carrying amount	1,272,619	-

Interest Expense
	For the years ended December 31,
	2010	2011	2012

Interest expense at coupon rate	474,278	193,220	26,730
Amortization of debt discount	585,627	294,543	36,297
Total interest expense recognized	1,059,905	487,763	63,027

EMPLOYEE EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Stock Option Activities
	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	options	exercise price	fair value

Options outstanding at January 1, 2010	48,111,920	$0.08	$0.09
Granted	6,800,000	$0.15	$0.06
Forfeited	(6,926,580)	$0.08	$0.04
Exercised	(5,498,560)	$0.06	$0.04

Options outstanding at December 31, 2010	42,486,780	$0.07	$0.05
Granted	19,800,000	$0.10	$0.10
Forfeited	(5,034,283)	$0.09	$0.05
Exercised	(6,566,880)	$0.05	$0.03

Options outstanding at December 31, 2011	50,685,617	$0.10	$0.07
Forfeited	(2,921,040)	$0.11	$0.08
Exercised	(4,710,120)	$0.06	$0.03

Options outstanding at December 31, 2012	43,054,457	$0.10	$0.08

Fair Value Assumptions
Option grants	2010	2011

Weighted average risk-free interest rate	1.21%	0.46%
Weighted average expected option life	2.75 years	2.75 years
Weighted average volatility rate	62%	62%
Weighted average dividend yield	-	-

Weighted Average Fair Value of Options Granted
	For the years ended December 31,
	2010	2011

Stock options	$0.06	$0.10

Stock Options Outstanding
	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value

Average exercise price
$0.07	11,394,377	-	-	378,863	11,394,380	-	-	378,863
$0.09	2,000,000	-	-	32,500	1,875,000	-	-	30,469
$0.10	16,172,000	-	-	137,462	4,022,000	-	-	34,187
$0.12	2,000,000	-	-	-	500,000	-	-	-
$0.13	6,175,560	-	-	-	5,145,560	-	-	-
$0.15	5,312,520	-	-	-	3,287,520	-	-	-

Total	43,054,457	$0.10	7.38 year	548,825	26,224,460	$0.10	6.70 years	443,519

Nonvested Share Activities
	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2010	136,174,167	$0.11
Granted	14,000,000	$0.18
Forfeited	(29,450,000)	$0.09
Vested	(43,130,834)	$0.11

Nonvested shares outstanding at December 31, 2010	77,593,333	$0.13
Granted	16,160,000	$0.10
Forfeited	(1,975,000)	$0.09
Vested	(35,303,333)	$0.12

Nonvested shares outstanding at December 31, 2011	56,475,000	$0.12
Vested	(33,920,000)	$0.12

Nonvested shares outstanding at December 31, 2012	22,555,000	$0.13

Nonvested Shares Outstanding
	Nonvested share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value

Grant date
December 19, 2008	-	-
February 3, 2009	2,000,000	207,000
April 1, 2009	940,000	97,290
July 10, 2009	2,325,000	240,638
July 15, 2009	-	-
June 22, 2010	5,250,000	543,375
October 3, 2011	12,040,000	1,246,140

Total	22,555,000	2,334,443

Stock-Based Compensation Expense
Year
2013	$1,549,546
2014	751,532
2015	339,413

Total	2,640,491

WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Warrants Issued
		No. of
		underlying	Price per	Fair value	Exercisable	Total
	Issue date	shares	share	per warrant	period	fair value

					One year from
Tranch 1	May 11, 2012	120,000,000	$0.1485	$0.0372	May 11, 2012	$4,470,000
					Three years from
Tranch 2	May 11, 2012	40,000,000	0.1485	0.0681	commercial launch	2,723,000
					Three years from
Tranch 3	May 11, 2012	40,000,000	0.1485	0.0837	commercial launch	3,346,000
					One year from
Tranch 4	August 2, 2012	40,000,000	0.1985	0.0537	commercial launch	2,148,000
					One year from
Tranch 5	August 28, 2012	40,000,000	$0.1750	$0.0550	commercial launch	2,202,000

Total		280,000,000				$14,889,000

Fair Value of Warrants, Assumptions Used
	Tranch 1	Tranch 2	Tranch 3	Tranch 4	Tranch 5

Risk-fee rate of return	0.952%	1.674%	1.916%	1.185%	1.186%
Expected remaining contractual lives of the warrants	1 year	4 years	5 years	1.8 years	2.1 years
Volatility	63.2%	58.5%	66.6%	56.6%	54.5%
Expected dividend yield	-	-	-	-	-

SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information [Line Items]
Segment Reporting
	For the years ended December 31,
	2010	2011	2012
Revenues
WVAS	$83,280,333	$80,265,942	$77,765,502
Mobile games	49,171,432	40,850,452	21,190,283
Internet games	17,131,599	38,892,041	87,423,923
	149,583,364	160,008,435	186,379,708

Sales tax
WVAS	(1,584,382)	(1,390,901)	(1,053,179)
Mobile games	(925,098)	(621,069)	(219,306)
Internet games	(699,453)	(1,815,853)	(4,521,072)
	(3,208,933)	(3,827,823)	(5,793,557)

Cost of revenues
WVAS	(48,329,474)	(50,758,629)	(52,655,523)
Mobile games	(29,570,886)	(25,247,963)	(10,934,999)
Internet games	(2,338,257)	(15,923,649)	(39,539,750)
	(80,238,617)	(91,930,241)	(103,130,272)

Gross profit
WVAS	33,366,477	28,116,412	24,056,800
Mobile games	18,675,448	14,981,420	10,035,978
Internet games	14,093,889	21,152,539	43,363,101
	66,135,814	64,250,371	77,455,879

Operating expenses
Product development	(23,964,697)	(15,416,944)	(18,382,383)
Selling and marketing	(18,975,617)	(20,891,615)	(24,586,039)
General and administrative	(10,481,827)	(11,582,200)	(11,629,273)
Impairment loss on goodwill and intangible assets	(8,728,896)	(20,259,169)	-
Total operating expenses	(62,151,037)	(68,149,928)	(54,597,695)

Changes in fair value of contingent consideration for business acquisition	$10,894,533	$(3,729,513)	-
Government subsidies	$337,663	$319,319	$301,359
Income (loss) from operations	$15,216,973	$(7,309,751)	$23,159,543

Geographic Information
	For the years ended December 31,
	2010	2011	2012

PRC	$144,622,646	$154,455,308	$176,466,462
Asia-pacific	4,474,499	4,502,636	3,702,017
Europe and America	486,219	1,050,491	6,211,229
	$149,583,364	$160,008,435	$186,379,708

WVAS [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2010	2011	2012

WVAS
2.5 Generation
- WAP	$4,485,792	$2,355,376	$2,688,051
- MMS	5,544,700	6,573,187	3,392,146
	10,030,492	8,928,563	6,080,197

2 Generation
- SMS	$34,485,665	$37,096,542	$39,178,143
- IVR	17,706,798	12,661,930	13,437,961
- CRBT and others	21,057,378	21,578,907	19,069,201
	73,249,841	71,337,379	71,685,305
	$83,280,333	$80,265,942	$77,765,502

Mobile Games [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2010	2011	2012

Mobile games
- Feature phone	$49,171,432	$40,850,452	$15,613,441
- Smart phone	-	-	5,576,842
	$49,171,432	$40,850,452	$21,190,283

Internet Games [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2010	2011	2012

Internet games
Online game operation	$12,170,881	$36,577,203	$85,012,995
Licensing arrangement	4,960,718	2,314,838	2,410,928
	$17,131,599	$38,892,041	$87,423,923

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
	As of December 31, 2012				As of December 31, 2011
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Cash equivalents - term deposits	$47,355,121	$-	$-	$47,355,121	$57,420,513	$-	$-	$57,420,513
Trading securities	$-	$-	$-	$-	$7,754,630	$-	$-	$7,754,630
Game license payment liabilities	-	-	43,660,000	43,660,000	-	-	-	-
Total	$47,355,121	$-	$43,660,000	$91,015,121	$65,175,143	$-	$-	$65,175,143

NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share
	For the years ended December 31,
	2010	2011	2012

Net income (loss) (numerator), basic and diluted	$11,923,199	$(7,654,862)	$25,739,968
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,466,947,693	1,607,110,119	1,661,864,846
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrant using the treasury stock method	80,922,985	-	59,757,910
Total weighted average shares used in computing diluted net income (loss) per share	1,547,870,678	1,607,110,119	1,721,622,756
Net income (loss) per share, basic	$0.01	$(0.00)	$0.02
Net income (loss) per share, diluted	$0.01	$(0.00)	$0.01

Antidilutive Securities Excluded from Computation of Earnings Per Share
	For the years ended December 31,
	2010	2011	2012

Options, nonvested shares and warrants	-	187,160,617	285,312,520
Convertible senior note	76,000,000	22,800,000	-

CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS [Abstract]
Schedule of Revenue and Accounts Receivable Concentrations

The following table shows the revenues and percentage of total revenues derived from those operators for the years ended December 31, 2010, 2011 and 2012:

	For the years ended December 31,
	2010	2011	2012
	Percentage of Total Revenues

Revenues collected through operators
China Mobile	72%	62%	36%
China Unicom	8%	7%	7%
China Telecom	6%	5%	6%

WVAS revenues collected through operators
China Mobile	40%	37%	28%
China Unicom	8%	7%	7%
China Telecom	6%	5%	6%

Mobile games revenues collected through operators
China Mobile	32%	25%	8%
China Unicom	-	-	-
China Telecom	-	-	-

Net accounts receivable from the operators as of December 31, 2011 and 2012 were as follows:

	Percentage of
	accounts receivable
	as of December 31,
	2011	2012

China Mobile	75%	52%
China Unicom	1%	7%
China Telecom	9%	15%

COMMITMENT AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENT AND CONTINGENCY [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Leases Agreements
Year ending
2013	$2,560,028
2014	1,793,160
2015	374,401
2016 and thereafter	-

Future Minimum Purchase Obligations Payments Under Non-Cancelable Purchase Agreements
Year ending
2013	$3,485,587
2014	859,045
2015	189,998
2016	28,782
2017 and thereafter	13,031

ORGANIZATION AND PRINCIPAL ACTIVITIES (Significant Majority-Owned Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2012
KongZhong Information Technologies (Beijing) Co Ltd (KongZhong Beijing) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jul 31, 2002
Legal ownership	100.00%
KongZhong Information Technologies (Beijing) Co Ltd (KongZhong Beijing) [Member] | KongZhong [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
KongZhong China Co Ltd (KongZhong China) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jun 30, 2005
Legal ownership	100.00%
KongZhong China Co Ltd (KongZhong China) [Member] | KongZhong [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Simlife (Beijing) Science Co Ltd (Simlife Beijing) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jun 30, 2009
Legal ownership	100.00%
Simlife (Beijing) Science Co Ltd (Simlife Beijing) [Member] | Simlife International Inc [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Success Blueprint Limited (Success Blueprint) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Oct 31, 2009
Legal ownership	100.00%
Success Blueprint Limited (Success Blueprint) [Member] | KongZhong [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Dacheng Holdings Limited (Dacheng Holdings) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jan 31, 2010
Legal ownership	100.00%
Dacheng Holdings Limited (Dacheng Holdings) [Member] | KongZhong [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Dacheng Investment (Hong Kong) Limited (Dacheng Hong Kong) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jan 31, 2010
Legal ownership	100.00%
Dacheng Investment (Hong Kong) Limited (Dacheng Hong Kong) [Member] | KongZhong [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Noumena Innovation (BVI) Ltd. (Noumena) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Mar 31, 2012
Legal ownership	100.00%
Noumena Innovation (BVI) Ltd. (Noumena) [Member] | KongZhong [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Noumena Productions limited [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Mar 31, 2012
Legal ownership	100.00%
Noumena Productions limited [Member] | Noumena [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Apr 30, 2002
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member] | Linguang Wu [Member]
Variable Interest Entity [Line Items]
Legal ownership	45.00%
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member] | SonglinYang [Member]
Variable Interest Entity [Line Items]
Legal ownership	42.00%
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member] | Guijun Wang [Member]
Variable Interest Entity [Line Items]
Legal ownership	10.00%
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member] | Zhen Huang [Member]
Variable Interest Entity [Line Items]
Legal ownership	3.00%
Beijing Wireless Interactive Network Technologies Co Ltd (Beijing WINT) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Feb 28, 2005
Beijing Wireless Interactive Network Technologies Co Ltd (Beijing WINT) [Member] | Yang Yang [Member]
Variable Interest Entity [Line Items]
Legal ownership	40.00%
Beijing Wireless Interactive Network Technologies Co Ltd (Beijing WINT) [Member] | Jingye Sun [Member]
Variable Interest Entity [Line Items]
Legal ownership	30.00%
Beijing Wireless Interactive Network Technologies Co Ltd (Beijing WINT) [Member] | Li Ai [Member]
Variable Interest Entity [Line Items]
Legal ownership	30.00%
Beijing Chengxitong Information Technology Co Ltd (Beijing Chengxitong) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Nov 30, 2005
Beijing Chengxitong Information Technology Co Ltd (Beijing Chengxitong) [Member] | Yang Li [Member]
Variable Interest Entity [Line Items]
Legal ownership	90.00%
Beijing Chengxitong Information Technology Co Ltd (Beijing Chengxitong) [Member] | Xuelei Wu [Member]
Variable Interest Entity [Line Items]
Legal ownership	10.00%
Beijing Xinrui Network Technology Co Ltd (Beijing Xinrui) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jan 31, 2006
Beijing Xinrui Network Technology Co Ltd (Beijing Xinrui) [Member] | Guijun Wang [Member]
Variable Interest Entity [Line Items]
Legal ownership	51.00%
Beijing Xinrui Network Technology Co Ltd (Beijing Xinrui) [Member] | Yang Li [Member]
Variable Interest Entity [Line Items]
Legal ownership	49.00%
Shanghai Mailifang Communication Co Ltd (Shanghai Mailifang) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Mar 31, 2009
Shanghai Mailifang Communication Co Ltd (Shanghai Mailifang) [Member] | Yang Yang [Member]
Variable Interest Entity [Line Items]
Legal ownership	10.00%
Shanghai Mailifang Communication Co Ltd (Shanghai Mailifang) [Member] | Xu Guo [Member]
Variable Interest Entity [Line Items]
Legal ownership	90.00%
Xiamen Xinreli Technology Co Ltd (Xiamen Simlife) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jun 30, 2009
Xiamen Xinreli Technology Co Ltd (Xiamen Simlife) [Member] | Tao Jia [Member]
Variable Interest Entity [Line Items]
Legal ownership	80.00%
Xiamen Xinreli Technology Co Ltd (Xiamen Simlife) [Member] | Junhong Chen [Member]
Variable Interest Entity [Line Items]
Legal ownership	20.00%
Shanghai Dacheng Network Technology Co Ltd (Shanghai Dacheng) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jan 31, 2010
Shanghai Dacheng Network Technology Co Ltd (Shanghai Dacheng) [Member] | Leilei Wang [Member]
Variable Interest Entity [Line Items]
Legal ownership	59.00%
Shanghai Dacheng Network Technology Co Ltd (Shanghai Dacheng) [Member] | Zhen Yang [Member]
Variable Interest Entity [Line Items]
Legal ownership	41.00%
Beijing Boya Wuji Technologies Co Ltd (Beijing Boya Wuji) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Mar 31, 2004
Beijing Boya Wuji Technologies Co Ltd (Beijing Boya Wuji) [Member] | Beijing AirInbox [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Tianjin Mammoth Technologies Co Ltd (Tianjin Mammoth) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	May 31, 2005
Tianjin Mammoth Technologies Co Ltd (Tianjin Mammoth) [Member] | Beijing AirInbox [Member]
Variable Interest Entity [Line Items]
Legal ownership	95.00%
Tianjin Mammoth Technologies Co Ltd (Tianjin Mammoth) [Member] | Beijing WINT [Member]
Variable Interest Entity [Line Items]
Legal ownership	5.00%
Beijing Shiyuan Leya Culture Communication Co Ltd (Beijing Shiyuan Leya) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jul 31, 2008
Beijing Shiyuan Leya Culture Communication Co Ltd (Beijing Shiyuan Leya) [Member] | Beijing Xinrui [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Nanjing Net Book Culture Co Ltd (Nanjing Zhulang) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Oct 31, 2009
Nanjing Net Book Culture Co Ltd (Nanjing Zhulang) [Member] | Beijing Chengxitong [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Wuxi Dacheng Network Technology CoLtd (Wuxi Dacheng) [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jan 31, 2010
Wuxi Dacheng Network Technology CoLtd (Wuxi Dacheng) [Member] | Shanghai Dacheng [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Feb 28, 2010
Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] | Beijing WINT [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Beijing Yin'ao Fulai Culture Development Co Ltd [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	May 31, 2012
Beijing Yin'ao Fulai Culture Development Co Ltd [Member] | Beijing Xinrui [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Beijing Shangshu Boer Culture Communication Co Ltd [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jul 31, 2012
Beijing Shangshu Boer Culture Communication Co Ltd [Member] | Beijing Xinrui [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%
Shanghai KongZhong Brilliant Game Co Ltd [Member]
Variable Interest Entity [Line Items]
Incorporation or acquisition date/place	Jul 31, 2012
Shanghai KongZhong Brilliant Game Co Ltd [Member] | Beijing AirInbox [Member]
Variable Interest Entity [Line Items]
Legal ownership	100.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES (Financial Information of The Company's VIE) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 166,577,475	$ 200,801,583
Total assets	372,784,128	280,248,014
Total current liabilities	71,229,562	32,526,029
Total liabilities	89,900,060	34,070,270
Gross revenues	186,379,708	160,008,435	149,583,364
Net cash provided by operating activities	46,655,914	33,433,753	26,013,611
Net cash used in investing activities	(41,206,784)	(40,284,810)	(10,314,863)
VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	123,346,361	139,333,143
Total assets	217,772,519	143,283,271
Total current liabilities	55,347,433	25,992,208
Total liabilities	74,017,931	26,263,830
Gross revenues	177,868,368	154,828,573	145,516,670
Net income	28,331,383	22,628,312	21,053,062
Net cash provided by operating activities	43,021,136	29,159,789	23,547,374
Net cash used in investing activities	$ 53,172,297	$ 16,777,374	$ 2,471,765
VIEs contribution of consolidated gross revenues	95.40%	96.80%	97.30%
Percent of consolidated assets attributable to VIEs	58.40%	51.10%
Percent of consolidated liabilities attributable to VIEs	82.30%	77.10%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment loss on intangible assets		$ 3,927	$ 5,730,579
Impairment loss on goodwill		20,255,242	2,998,317
Impairment loss on cost method investment			1,509,912
Charges related to allowance for credit losses	5,626	222,007	45,857
Government subsidies	301,359	319,319	337,663
Advertising expenses	$ 5,802,006	$ 1,465,272	$ 1,097,040
Minimum [Member]
Service fees paid, percent	15.00%	15.00%
Maximum [Member]
Service fees paid, percent	60.00%	70.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Computer and Transmission Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Office Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Allowance for Credit Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at beginning of the year	$ 222,007
Charged to expense	5,626	222,007	45,857
Written-off	(222,007)		(45,857)
Balance at the end of the year	$ 5,626	$ 222,007

ACQUISITIONS (Narrative) (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2011 Dacheng [Member] USD ($)	Jan. 31, 2010 Dacheng [Member] USD ($)	Dec. 31, 2010 Dacheng [Member] USD ($)	Jan. 14, 2010 Dacheng [Member] USD ($)	Dec. 31, 2010 Dacheng [Member] Minimum [Member] USD ($)	Dec. 31, 2010 Dacheng [Member] Maximum [Member] USD ($)	Dec. 31, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] USD ($)	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] USD ($)	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] CNY	Mar. 31, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member]	Dec. 31, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member] USD ($)	Mar. 20, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member] USD ($)
Business Acquisition [Line Items]
Consideration paid to selling shareholders							$ 24,100,000								$ 19,110,600
Cash paid				14,600,000			9,577,600				100,000	8,000,000			14,880,600
Cash paid during period														9,000,000
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)							14,545,600								4,230,000
Shares issued in business acquisition				123.5	42.8								4
General and administrative	11,629,273	11,582,200	10,481,827			221,443								77,783
American Depositary Shares					1.1								0.1
Number of ordinary shares per American Depositary Share					$ 40
Acquired revenue						15,313,630				76,101				2,946,157
Contingent consideration, based on net profit of acquiree								6,500,000	6,500,000
Contingent consideration, multiple used								8	5
Acquired net income						7,975,728				76,332				2,074,536
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)							14,545,600								4,230,000
Fair value of contingent consideration						40,200,000	51,049,269
Contingent consideration payable, gain arising from the change in fair value						10,900,000
Contingent consideration payable, loss arising from the change in fair value				$ 3,700,000

ACQUISITIONS (Total Consideration Estimated at Acquisition Date) (Details) (Dacheng [Member], USD $)	Mar. 31, 2011	Dec. 31, 2010	Jan. 14, 2010
Dacheng [Member]
Business Acquisition [Line Items]
Cash paid	$ 14,600,000		$ 9,577,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)			14,545,600
Fair value of contingent consideration		40,200,000	51,049,269
Total			$ 75,172,469

ACQUISITIONS (Allocation of The Purchase Price) (Details) (USD $)	Jan. 14, 2010 Dacheng [Member]	Jan. 14, 2010 Dacheng [Member] Core Technologies [Member]	Jan. 14, 2010 Dacheng [Member] Product Technologies [Member]	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member]	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] Employment Contract [Member]	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] Product Technologies [Member]	Mar. 20, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member]	Mar. 20, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member] Product Technologies [Member]
Business Acquisition [Line Items]
Tangible assets acquired	$ 4,258,638			$ 21,939			$ 669,600
Tangible assets acquired, cash	2,127,781			18,011			586,701
Acquired intangible assets		2,963,104	9,740,307		351,540	66,866		3,487,524
Liabilities assumed	(4,810,101)
Deferred tax liability	(529,317)			(104,602)
Goodwill	63,549,838			836,058			14,953,476
Total Consideration at acquisition date	$ 75,172,469			$ 1,171,801			$ 19,110,600

ACQUISITIONS (Pro Forma) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ACQUISITIONS [Abstract]
Pro forma, Revenues	$ 186,949,412	$ 160,723,554
Pro forma, Net income	$ 26,161,809	$ (8,227,818)
Income per share - basic	$ 0.02	$ (0.01)
Income per share - diluted	$ 0.02	$ (0.01)

TRADING SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Securities [Abstract]
Gain related to trading securities	$ 261,473	$ 85,561	$ 883,285

LOANS TO THIRD PARTY (Details)	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 18, 2011 Chengdu Jinhua [Member] CNY	Mar. 31, 2012 Chengdu Jinhua [Member]	Dec. 31, 2012 Chengdu Jinhua [Member] USD ($)	Dec. 31, 2011 Chengdu Jinhua [Member] USD ($)	Feb. 18, 2011 Chengdu Jinhua [Member] USD ($)	Jan. 24, 2011 Chengdu Jinhua [Member] Loan One [Member] CNY	Jan. 24, 2011 Chengdu Jinhua [Member] Loan Two [Member] CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash used to fund loans to third parties		$ 21,227,812		15,000,000					99,000,000	25,800,000
Loans to third party				139,800,000				22,200,000
Third party loan, interest rate					7.93%		6.39%
Interest income from loans to third party	$ 453,602	$ 1,193,226				$ 453,602	$ 1,193,226

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayment to service providers	$ 1,990,015	$ 2,064,174
Employee advances	685,134	665,587
Other deposits	1,225,431	1,143,509
Interest receivables	771,849	267,947
Other current assets	45,245	4,808
Total prepaid expenses and other current assets	$ 4,717,674	$ 4,146,025

PROPERTY AND EQUIPMENT, NET (Property and Equipment, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total	$ 16,468,557	$ 15,164,841
Less: Accumulated depreciation	(13,403,071)	(11,544,562)
Property, Plant and Equipment, Net	3,065,486	3,620,279
Depreciation	2,175,564	2,165,883	2,170,855
Computer and Transmission Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	11,277,560	10,246,858
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	824,806	812,019
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	783,060	747,186
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	2,606,638	2,327,099
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	292,188	348,602
Office Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 684,305	$ 683,077

ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 92,341,182	$ 14,649,669
Accumulated amortization	(17,768,718)	(12,478,964)
Exchange difference	496,850	181,113
Impairment		(3,927)
Net carrying amount	75,069,314	2,347,891
Amortization of acquired intangible assets	5,452,441	2,277,566	5,520,188
Amortization expenses for 2013	10,873,498
Amortization expenses for 2014	23,706,205
Amortization expenses for 2015	24,030,016
Amortization expenses for 2016	15,627,425
Amortization expenses for 2017	549,481
Trademarks With Indefinite Life [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	282,182	268,463
Accumulated amortization
Exchange difference	507	13,719
Impairment
Net carrying amount	282,689	282,182
Agreements With Mobile Operator [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,113,746	3,113,746
Accumulated amortization	(3,113,701)	(3,070,271)
Exchange difference	(45)	6,782
Impairment
Net carrying amount		50,257
Amortization period	3 years
Operating Platforms [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	243,974	247,901
Accumulated amortization	(215,682)	(191,348)
Exchange difference	7	3,816
Impairment		(3,927)
Net carrying amount	28,299	56,442
Amortization period	5 years
Service Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	57,071	57,071
Accumulated amortization	(57,071)	(57,201)
Exchange difference		130
Impairment
Net carrying amount
Amortization period	3 years
Contracts With Content Providers [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	120,999	120,999
Accumulated amortization	(120,999)	(122,678)
Exchange difference		1,679
Impairment
Net carrying amount
Amortization period	1 year
Non-compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	388,516	388,516
Accumulated amortization	(388,516)	(388,516)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Self-Developed Contents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	379,089	379,089
Accumulated amortization	(379,089)	(379,089)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Product Technologies [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	4,966,102	4,966,102
Accumulated amortization	(4,963,168)	(4,497,238)
Exchange difference	(918)	39,769
Impairment			(5,730,579)
Net carrying amount	2,016	508,633
Amortization period	3 years
Contracts With Service Providers [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,713	5,713
Accumulated amortization	(5,713)	(5,713)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Subscriber List [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,710	16,710
Accumulated amortization	(16,710)	(16,710)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	36,874	36,874
Accumulated amortization	(36,874)	(36,874)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Core Technologies [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	8,281,231	4,667,587
Accumulated amortization	(5,210,512)	(3,459,527)
Exchange difference	(1,224)	104,770
Impairment
Net carrying amount	3,069,495	1,312,830
Amortization period	5 years
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	115,150
Accumulated amortization	(8,321)
Exchange difference	603
Impairment
Net carrying amount	107,432
Amortization period	5 years
Game licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	73,952,927
Accumulated amortization	(2,882,332)
Exchange difference	498,188
Impairment
Net carrying amount	71,568,783
Amortization period	3 years
Employment Contract [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	380,898	380,898
Accumulated amortization	(370,030)	(253,799)
Exchange difference	(268)	10,448
Impairment
Net carrying amount	$ 10,600	$ 137,547
Amortization period	3 years

LONG-TERM INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
HiU Media [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	9.87%
Cash paid	$ 1,500,000
Business acquisition effective date	Jan 31, 2008
Xin Chuang Hang Yuan Technology Co Ltd (XCHY) [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	19.90%
Cash paid	1,464,118
Business acquisition effective date	Jul 31, 2008
Property and equipment impairment		1,500,000
U4iA [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	2.40%
Cash paid	2,000,000
Business acquisition effective date	Feb 28, 2012
Meteor [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	2.50%
Cash paid	$ 2,000,000
Business acquisition effective date	Oct 12, 2012

GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Gross amount: Beginning balance	$ 118,022,108	$ 112,350,994
Gross amount: Goodwill recognized in acquisition	14,953,476
Gross amount: Exchange differences	(363,855)	5,671,114
Gross amount: Ending balance	132,611,729	118,022,108	112,350,994
Accumulated impairment loss: Beginning balance	(45,054,999)	(24,645,319)
Impairment loss on goodwill		(20,255,242)	(2,998,317)
Accumulated impairment loss: Exchange differences	(5,707)	(154,438)
Accumulated impairment loss: Ending balance	(45,060,706)	(45,054,999)	(24,645,319)
Goodwill, net	87,551,023	72,967,109
Discounted cash flow rate	3.25%
WVAS [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	43,923,184	41,807,165	39,771,385
Gross amount: Goodwill recognized in acquisition			836,058
Gross amount: Exchange differences	6,198	2,116,019	1,199,722
Gross amount: Ending balance	43,929,382	43,923,184	41,807,165
Accumulated impairment loss: Beginning balance	(41,878,521)	(21,623,279)	21,623,279
Impairment loss on goodwill		(20,255,242)
Accumulated impairment loss: Exchange differences
Accumulated impairment loss: Ending balance	(41,878,521)	(41,878,521)	(21,623,279)
Goodwill, net	2,050,861	2,044,663	20,183,886
Discounted cash flow rate	25.00%	22.00%
Terminal Value Growth Rates	1.00%	3.00%
Mobile Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	5,267,663	5,032,559	4,894,172
Gross amount: Goodwill recognized in acquisition	14,953,476
Gross amount: Exchange differences	52,909	235,104	138,387
Gross amount: Ending balance	20,274,048	5,267,663	5,032,559
Accumulated impairment loss: Beginning balance
Impairment loss on goodwill
Accumulated impairment loss: Exchange differences
Accumulated impairment loss: Ending balance
Goodwill, net	20,274,048	5,267,663	5,032,559
Discounted cash flow rate	24.00%	22.50%
Terminal Value Growth Rates	1.00%	3.00%
Internet Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	68,831,261	65,511,270
Gross amount: Goodwill recognized in acquisition			63,549,838
Gross amount: Exchange differences	(422,962)	3,319,991	1,961,432
Gross amount: Ending balance	68,408,299	68,831,261	65,511,270
Accumulated impairment loss: Beginning balance	(3,176,478)	(3,022,040)
Impairment loss on goodwill			(2,998,317)
Accumulated impairment loss: Exchange differences	(5,707)	(154,438)	(23,723)
Accumulated impairment loss: Ending balance	(3,182,185)	(3,176,478)	(3,022,040)
Goodwill, net	$ 65,226,114	$ 65,654,783	$ 62,489,230
Discounted cash flow rate	26.00%	25.00%
Terminal Value Growth Rates	3.00%	3.00%

RESTRICTED CASH (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
RESTRICTED CASH [Abstract]
Deposit in connection with game license agreement	$ 35.8

ACCOUNTS PAYABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE [Abstract]
Game license fees payable	$ 27,172,547
Fees payable to content and channel providers	9,048,431	12,015,995
Royalty fees payable	4,938,395	2,478,589
Others	1,452,951	852,449
Total	$ 42,612,324	$ 15,347,033

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued welfare benefits	$ 680,994	$ 507,458
Accrued payroll	1,173,613	981,537
Advance from customers	1,881,043	1,252,647
Accrued service fees	5,218,850	2,983,743
Other tax payables	3,245,845	3,138,414
Acquisition consideration payable	5,880,600
Others	195,420	625,995
Total accrued expenses and other current liabilities	$ 18,276,365	$ 9,489,794

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax rate	25.00%	(25.00%)	25.00%
Deferred tax assets relating to net operating losses and other carryforwards, subject to expiration	$ 262,950
Tax loss carryforwards, expiration date	2017
Undistributed earnings of the Companys VIEs and its VIEs subsidiaries	$ 143,837,280
Dacheng Investment (Hong Kong) Limited (Dacheng Hong Kong) [Member]
Income tax rate	16.50%

INCOME TAXES (Components of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Accrued expenses	$ 166,357	$ 335,946
Less: valuation allowance	(166,357)	(335,946)
Current deferred tax assets, net
Net operating loss carry forwards	65,738	78,740
Less: valuation allowance, non-current	(65,738)	(78,740)
Non-current deferred tax assets, net
Deferred tax liabilities, Amortization of intangible assets	$ 10,498	$ 271,622

INCOME TAXES (Income Taxes Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current	$ 3,558,263	$ 3,326,277	$ 4,578,091
Deferred	(67,421)	(188,439)	(628,088)
Total	$ 3,490,842	$ 3,137,838	$ 3,950,003

INCOME TAXES (Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Applicable rate for reconciliation purpose (note)	25.00%	(25.00%)	25.00%
Effect of tax holiday granted to PRC entities	(7.60%)	(50.70%)	(26.70%)
Effect on tax rates in different tax jurisdiction	12.50%	(23.70%)	(5.80%)
Tax effect of expenses that are not deductible in determining taxable profit	3.10%	(6.70%)	37.70%
Tax effect of allowable special deduction in determining taxable profit	(20.50%)	36.10%	0.00%
Change in valuation allowance	(0.60%)	0.50%	(5.30%)
Effective tax rate for the year	11.90%	(69.50%)	24.90%

INCOME TAXES (Tax Holidays) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Increase in income tax expense	$ 2,207,096	$ 2,290,131	$ 4,235,642
Impact on net income (loss) per ordinary share-basic	$ 0	$ 0	$ 0
Impact on net income (loss) per ordinary share-diluted	$ 0	$ 0	$ 0

LONG-TERM LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM LIABILITIES [Abstract]
Total cash installment payments	$ 55,000,000
Present value of total cash installment payments	53,460,269
Current installments recorded in accounts payable	25,000,000
Long-term liabilities	$ 18,660,000

CONVERTIBLE SENIOR NOTE (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 18, 2009
Debt Instrument [Line Items]
Warrants		$ 15,566,332	$ 677,332
Amortization of the debt discount		36,297	294,543	585,627
Convertible Senior Note [Member] | Nokia Growth Partners (NGP) [Member]
Debt Instrument [Line Items]
Note issuance date	Mar 9, 2009
Long-term convertible debt			2,032,620	6,775,400		6,775,400
Debt conversion, price per share						$ 0.08915
Annual rate					7.00%	8.00%
Minimum interest rate			6.00%
Maximum interest rate			8.00%
Debt Instrument Convertible Number Of Equity Instruments			80,000,000
Purchase price per share			$ 0.125
Beneficial conversion feature, amount			3,667,931
Debt discount			1,303,579
Amortization of the debt discount		36,297	294,543	585,627
Prepaid principal amount of convertible senior note, percent		30.00%	70.00%
Debt instrument, reduction in principal balance due to repayment			9,310,000
Prepaid portion, convertible American Depositary Shares		570,000	1,330,000
Prepaid portion, convertible shares		22,800,000	53,200,000
Interest rate on outstanding term loan		31.85%
Convertible Senior Note [Member] | Nokia Growth Partners (NGP) [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Debt discount			$ 4,345,263

CONVERTIBLE SENIOR NOTE (Carrying Amount) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 18, 2009
Debt Instrument [Line Items]
Carrying amount		$ 1,272,619
Convertible Notes Payable [Member] | Nokia Growth Partners (NGP) [Member]
Debt Instrument [Line Items]
Long-term convertible debt		2,032,620	6,775,400	6,775,400
Debt discount		(1,303,579)
Accumulated amortization of debt discount		471,852
Accrued interest		71,726
Carrying amount		$ 1,272,619

CONVERTIBLE SENIOR NOTE (Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Amortization of the debt discount	$ 36,297	$ 294,543	$ 585,627
Total interest expense recognized	262,758	487,763	1,059,905
Convertible Notes Payable [Member] | Nokia Growth Partners (NGP) [Member]
Debt Instrument [Line Items]
Interest expense at coupon rate	26,730	193,220	474,278
Amortization of the debt discount	36,297	294,543	585,627
Total interest expense recognized	$ 63,027	$ 487,763	$ 1,059,905

SHARE REPURCHASE (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Share Repurchase Program [Line Items]
Repurchase of ADSs, amount		$ 14,590,355	$ 2,748,579
2011 Purchase Plan [Member]
Share Repurchase Program [Line Items]
Authorized ADSs to be repurchased, shares	5,000,000
Authorized ADSs to be repurchased, amount	15,000,000
Repurchase of ADSs, in shares			607,478
Repurchase of ADSs, amount		12,518,624	2,748,579
Cancellation of ADSs, shares		1,746,059	500,000
2012 Purchase Plan [Member]
Share Repurchase Program [Line Items]
Authorized ADSs to be repurchased, shares		5,000,000
Authorized ADSs to be repurchased, amount		20,000,000
Repurchase of ADSs, in shares		362,807
Repurchase of ADSs, amount		$ 2,071,731

EMPLOYEE EQUITY INCENTIVE PLAN (Narrative) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 2002 Plan [Member]	Dec. 31, 2008 2006 Plan [Member]	Dec. 31, 2012 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized					105,000,000		40,000,000
Additional shares authorized					32,000,000	140,000,000
Vesting period					4 years		4 years
Vesting period, terms

The majority of the options will vest over four years where 25% of the options will vest at the end of the first year, 6.25% will vest quarterly in the second year through the fourth year. The stock options expire 10 years from the date of grant.

The majority of nonvested shares will vest over four years where 25% of the nonvested shares will vest at the end of the first year, and 6.25% will vest quarterly from the second year through the fourth year.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	43,054,457	50,685,617	42,486,780	48,111,920
Ordinary shares available for future grant, shares					15,910,383		1,857,500
Nonvested shares outstanding	22,555,000	56,475,000	77,593,333	136,174,167

EMPLOYEE EQUITY INCENTIVE PLAN (Stock Option Activities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options outstanding, beginning balance	50,685,617	42,486,780	48,111,920
Number of Options, Granted		19,800,000	6,800,000
Number of Options, Forfeited	(2,921,040)	(5,034,283)	(6,926,580)
Number of Options, Exercised	(4,710,120)	(6,566,880)	(5,498,560)
Number of Options, Options outstanding, ending balance	43,054,457	50,685,617	42,486,780
Weighted average exercise price, Options outstanding, beginning balance	$ 0.1	$ 0.07	$ 0.08
Weighted average exercise price, Granted		$ 0.1	$ 0.15
Weighted average exercise price, Forfeited	$ 0.11	$ 0.09	$ 0.08
Weighted average exercise price, Exercised	$ 0.06	$ 0.05	$ 0.06
Weighted average exercise price, Options outstanding, ending balance	$ 0.1	$ 0.1	$ 0.07
Weighted average grant-date fair value, Options outstanding, beginning balance	$ 0.07	$ 0.05	$ 0.09
Weighted average grant-date fair value, Granted		$ 0.1	$ 0.06
Weighted average grant-date fair value, Forfeited	$ 0.08	$ 0.05	$ 0.04
Weighted average grant-date fair value, Exercised	$ 0.03	$ 0.03	$ 0.04
Weighted average grant-date fair value, Options outstanding, ending balance	$ 0.08	$ 0.07	$ 0.05

EMPLOYEE EQUITY INCENTIVE PLAN (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Weighted average risk-free interest rate	0.46%	1.21%
Weighted average expected option life	2 years 9 months	2 years 9 months
Weighted average volatility rate	62.00%	62.00%
Weighted average dividend yield	0.00%	0.00%

EMPLOYEE EQUITY INCENTIVE PLAN (Weighted Average Fair Value of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Weighted average grant-date fair value, Granted		$ 0.1	$ 0.06
Total intrinsic value of options exercised	$ 212,849	$ 377,622	$ 617,438

EMPLOYEE EQUITY INCENTIVE PLAN (Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	43,054,457
Weighted Average Exercise Price, Options outstanding	$ 0.1
Weighted average remaining contractual life	7 years 4 months 17 days	8 years 29 days
Aggregate intrinsic value, Options outstanding	$ 548,825
Number of Options Exercisable	26,224,460
Weighted average exercise price, Options exercisable	$ 0.1
Weighted average remaining contractual life, Options exercisable	6 years 8 months 12 days
Aggregate intrinsic value, Options exercisable	443,519
Options expected to vest	16,829,997
Options expected to vest, weighted-average exercise price	$ 0.11
Options expected to vest, weighted-average remaining contractual term	8 years 5 months 9 days
Options expected to vest, aggregate intrinsic value	105,306
0.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.07
Number of Options Outstanding	11,394,377
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding	378,863
Number of Options Exercisable	11,394,380
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable	378,863
0.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.09
Number of Options Outstanding	2,000,000
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding	32,500
Number of Options Exercisable	1,875,000
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable	30,469
0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.1
Number of Options Outstanding	16,172,000
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding	137,462
Number of Options Exercisable	4,022,000
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable	34,187
0.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.12
Number of Options Outstanding	2,000,000
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding
Number of Options Exercisable	500,000
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable
0.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.13
Number of Options Outstanding	6,175,560
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding
Number of Options Exercisable	5,145,560
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable
0.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.15
Number of Options Outstanding	5,312,520
Weighted Average Exercise Price, Options outstanding
Aggregate intrinsic value, Options outstanding
Number of Options Exercisable	3,287,520
Weighted average exercise price, Options exercisable
Aggregate intrinsic value, Options exercisable

EMPLOYEE EQUITY INCENTIVE PLAN (Nonvested Share Activities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Number of nonvested shares outstanding, beginning balance	56,475,000	77,593,333	136,174,167
Number of nonvested shares outstanding, Granted		16,160,000	14,000,000
Number of nonvested shares outstanding, Forfeited		(1,975,000)	(29,450,000)
Number of nonvested shares outstanding, Vested	(33,920,000)	(35,303,333)	(43,130,834)
Number of nonvested shares outstanding, ending balance	22,555,000	56,475,000	77,593,333
Weighted average grant-date fair value, Nonvested shares outstanding, beginning balance	$ 0.12	$ 0.13	$ 0.11
Weighted average grant-date fair value, Nonvested, Granted		$ 0.1	$ 0.18
Weighted average grant-date fair value, Nonvested, Forfeited		$ 0.09	$ 0.09
Weighted average grant-date fair value, Nonvested, Vested	$ 0.12	$ 0.12	$ 0.11
Weighted average grant-date fair value, Nonvested shares outstanding, ending balance	$ 0.13	$ 0.12	$ 0.13
Intrinsic value of shares vested	$ 4,647,040	$ 3,653,895	$ 7,644,940

EMPLOYEE EQUITY INCENTIVE PLAN (Nonvested Shares Outstanding) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	22,555,000	56,475,000	77,593,333	136,174,167
Nonvested shares outstanding, Aggregate intrinsic value	$ 2,334,443	$ 5,845,163
December 19, 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding
Nonvested shares outstanding, Aggregate intrinsic value
February 3, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	2,000,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 207,000
April 1, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	940,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 97,290
July 10, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	2,325,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 240,638
July 15, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding
Nonvested shares outstanding, Aggregate intrinsic value
June 22, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	5,250,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 543,375
October 3, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding	12,040,000
Nonvested shares outstanding, Aggregate intrinsic value	$ 1,246,140

EMPLOYEE EQUITY INCENTIVE PLAN (Stock-Based Compensation Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Share-based compensation expense	$ 4,464,497	$ 4,579,522	$ 5,000,256
Unrecognized compensation cost related to unvested restricted shares	2,640,491
2013	1,549,546
2014	751,532
2015	$ 339,413
Stock-based compensation , weighted average period	2 years 3 months 22 days

WARRANTS (Schedule of Outstanding Warrants) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
No. of unerlying shares	80,000,000		40,000,000
Price per share	0.125
Total fair value		$ 15,566,332		$ 677,332
Expected lives	5 years
Original Warrant Percentage Transferred		50.00%
Game licenses [Member]
Class of Warrant or Right [Line Items]
Total fair value		14,889,000
Fit Run Limited [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares			40,000,000
Tranch 1 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		120,000,000
Price per share		0.1485
Fair value per warrant		$ 0.0372
Total fair value		4,470,000
Expected lives		1 year
Tranch 2 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		40,000,000
Price per share		0.1485
Fair value per warrant		$ 0.0681
Total fair value		2,723,000
Expected lives		4 years
Tranch 3 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		40,000,000
Price per share		0.1485
Fair value per warrant		$ 0.0837
Total fair value		3,346,000
Expected lives		5 years
Tranch 4 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		40,000,000
Price per share		0.1985
Fair value per warrant		$ 0.0537
Total fair value		2,148,000
Expected lives		1 year 9 months 18 days
Tranch 5 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		40,000,000
Price per share		0.175
Fair value per warrant		$ 0.055
Total fair value		$ 2,202,000
Expected lives		2 years 1 month 6 days

WARRANTS (Assumptions Used) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2012 Tranch 1 [Member]	Dec. 31, 2012 Tranch 2 [Member]	Dec. 31, 2012 Tranch 3 [Member]	Dec. 31, 2012 Tranch 4 [Member]	Dec. 31, 2012 Tranch 5 [Member]
Class of Warrant or Right [Line Items]
Risk-fee rate of return		0.95%	1.67%	1.92%	1.19%	1.19%
Expected remaining contractual lives of the warrants	5 years	1 year	4 years	5 years	1 year 9 months 18 days	2 years 1 month 6 days
Volatility		63.20%	58.50%	66.60%	56.60%	54.50%
Expected dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%

SEGMENT AND GEOGRAPHIC INFORMATION (Segment Reporting) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
Sales tax	(5,793,557)	(3,827,823)	(3,208,933)
Cost of revenues	(103,130,272)	(91,930,241)	(80,238,617)
Gross profit	77,455,879	64,250,371	66,135,814
Product development	(18,382,383)	(15,416,944)	(23,964,697)
Selling and marketing	(24,586,039)	(20,891,615)	(18,975,617)
General and administrative	(11,629,273)	(11,582,200)	(10,481,827)
Impairment loss on goodwill and intangible assets		(20,259,169)	(8,728,896)
Total operating expenses	(54,597,695)	(68,149,928)	(62,151,037)
Change in fair value of contingent consideration for business acquisition		(3,729,513)	10,894,533
Government subsidies	301,359	319,319	337,663
Income (loss) from operations	23,159,543	(7,309,751)	15,216,973
WVAS [Member]
Segment Reporting Information [Line Items]
Revenues	77,765,502	80,265,942	83,280,333
Sales tax	(1,053,179)	(1,390,901)	(1,584,382)
Cost of revenues	(52,655,523)	(50,758,629)	(48,329,474)
Gross profit	24,056,800	28,116,412	33,366,477
Mobile Games [Member]
Segment Reporting Information [Line Items]
Revenues	21,190,283	40,850,452	49,171,432
Sales tax	(219,306)	(621,069)	(925,098)
Cost of revenues	(10,934,999)	(25,247,963)	(29,570,886)
Gross profit	10,035,978	14,981,420	18,675,448
Internet Games [Member]
Segment Reporting Information [Line Items]
Revenues	87,423,923	38,892,041	17,131,599
Sales tax	(4,521,072)	(1,815,853)	(699,453)
Cost of revenues	(39,539,750)	(15,923,649)	(2,338,257)
Gross profit	$ 43,363,101	$ 21,152,539	$ 14,093,889

SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of WVAS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
WVAS [Member]
Revenue from External Customer [Line Items]
Revenues	77,765,502	80,265,942	83,280,333
WVAS [Member] | 2.5 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	6,080,197	8,928,563	10,030,492
WVAS [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	71,685,305	71,337,379	73,249,841
WVAS [Member] | WAP [Member] | 2.5 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	2,688,051	2,355,376	4,485,792
WVAS [Member] | MMS [Member] | 2.5 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	3,392,146	6,573,187	5,544,700
WVAS [Member] | SMS [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	39,178,143	37,096,542	34,485,665
WVAS [Member] | IVR [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	13,437,961	12,661,930	17,706,798
WVAS [Member] | CRBT and Others [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	$ 19,069,201	$ 21,578,907	$ 21,057,378

SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of Mobile and Internet Games) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
Mobile Games [Member]
Revenue, Major Customer [Line Items]
Revenues	21,190,283	40,850,452	49,171,432
Mobile Games [Member] | - Feature Phone [Member]
Revenue, Major Customer [Line Items]
Revenues	15,613,441	40,850,452	49,171,432
Mobile Games [Member] | - Smart Phone [Member]
Revenue, Major Customer [Line Items]
Revenues	5,576,842
Internet Games [Member]
Revenue, Major Customer [Line Items]
Revenues	87,423,923	38,892,041	17,131,599
Internet Games [Member] | Online Game Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	85,012,995	36,577,203	12,170,881
Internet Games [Member] | Licensing Arrangement [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 2,410,928	$ 2,314,838	$ 4,960,718

SEGMENT AND GEOGRAPHIC INFORMATION (Geographical Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	176,466,462	154,455,308	144,622,646
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,702,017	4,502,636	4,474,499
Other Areas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,211,229	$ 1,050,491	$ 486,219

FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured on Recurring Basis) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - term deposits	$ 47,355,121	$ 57,420,513
Trading securities		7,754,630
Game license payment liabilities	43,660,000
Total	91,015,121	65,175,143
Discounted cash flow rate	3.25%
Quoted prices in active markets for identical investments (level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - term deposits	47,355,121	57,420,513
Trading securities		7,754,630
Game license payment liabilities
Total	47,355,121	65,175,143
Significant other observable inputs (level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - term deposits
Trading securities
Game license payment liabilities
Total
Significant unobservable inputs (level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - term deposits
Trading securities
Game license payment liabilities	43,660,000
Total	$ 43,660,000

NET INCOME (LOSS) PER SHARE (Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME (LOSS) PER SHARE [Abstract]
Net income (loss) (numerator), basic and diluted	$ 25,739,968	$ (7,654,862)	$ 11,923,199
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,661,864,846	1,607,110,119	1,466,947,693
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrant using the treasury stock method	59,757,910		80,922,985
Total weighted average shares used in computing diluted net income (loss) per share	1,721,622,756	1,607,110,119	1,547,870,678
Net income (loss) per share, basic	$ 0.02	$ 0	$ 0.01
Net income (loss) per share, diluted	$ 0.01	$ 0	$ 0.01

NET INCOME (LOSS) PER SHARE (Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options, nonvested shares and warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of potential anti-dilutive shares outstanding	285,312,520	187,160,617
Convertible senior note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of potential anti-dilutive shares outstanding		22,800,000	76,000,000

CONCENTRATIONS (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
China Mobile [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	36.00%	62.00%	72.00%
Entity Wide Accounts Receivable Major Customer Percentage	52.00%	75.00%
China Mobile [Member] | Mobile Games [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	8.00%	25.00%	32.00%
China Mobile [Member] | WVAS [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	28.00%	37.00%	40.00%
China Unicom [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	7.00%	7.00%	8.00%
Entity Wide Accounts Receivable Major Customer Percentage	7.00%	1.00%
China Unicom [Member] | Mobile Games [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	0.00%	0.00%	0.00%
China Unicom [Member] | WVAS [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	7.00%	7.00%	8.00%
China Telecom [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	6.00%	5.00%	6.00%
Entity Wide Accounts Receivable Major Customer Percentage	15.00%	9.00%
China Telecom [Member] | Mobile Games [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	0.00%	0.00%	0.00%
China Telecom [Member] | WVAS [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	6.00%	5.00%	6.00%

PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Total provision for employee benefit	$ 3,480,839	$ 3,635,872	$ 4,050,629
General reserve fund appropriations, percent of profit	10.00%
Statutory reserve	$ 10,572,330	$ 10,341,491

RELATED PARTY TRANSACTIONS (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Prosten Technology Holdings Limited [Member]	Dec. 31, 2011 Prosten Technology Holdings Limited [Member]	Dec. 31, 2010 Prosten Technology Holdings Limited [Member]	Dec. 31, 2011 Leilei Wang [Member] Dacheng [Member]	Dec. 31, 2010 Leilei Wang [Member] Dacheng [Member]	Jan. 13, 2010 Leilei Wang [Member] Dacheng [Member]	Dec. 31, 2012 Leilei Wang [Member] Prosten Technology Holdings Limited [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage						24.80%	10.00%
Consideration received, shares				53.1	14.6
Mobile value-added services	$ 1,500,000	$ 3,800,000	$ 3,200,000
Accounts payable to Prosten and its subsidiaries	$ 223,713

COMMITMENT AND CONTINGENCY (Minimum Lease Payments Under Non-Cancelable Operating Leases Agreements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENT AND CONTINGENCY [Abstract]
Rental expenses under operating leases	$ 2,424,259	$ 2,087,203	$ 2,282,956
2013	2,560,028
2014	1,793,160
2015	374,401
2016 and thereafter

COMMITMENT AND CONTINGENCY (Obligations Payments Under Non-Cancelable Purchase Agreements) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Line Items]
2013	3,485,587
2014	859,045
2015	189,998
2016	28,782
2017 and thereafter	13,031
Potential additional business tax, amount	4,419,131
Minimum [Member]
Commitments And Contingencies [Line Items]
Sales tax	3.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Sales tax	5.00%

RESTRICTED NET ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted net assets	$ 76,482,066	$ 51,505,234
VIEs [Member]
Restricted net assets	48,996,677	24,082,542
PRC subsidiaries [Member]
Restricted net assets	$ 27,485,389	$ 27,422,692

SUBSEQUENT EVENTS (Details) (USD $)	Feb. 28, 2013
SUBSEQUENT EVENTS [Abstract]
Financing agreement, loans	$ 9,000,000
Financing agreement, deposits	$ 9,900,000

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 120,694,716	$ 129,511,530	$ 157,170,761	$ 139,289,525
Prepaid expenses and other current assets	4,717,674	4,146,025
Total current assets	166,577,475	200,801,583
Long-term investments and amounts due from subsidiaries	3,999,999
Total assets	372,784,128	280,248,014
Current liabilities
Accrued expenses and other current liabilities	18,276,365	9,489,794
Convertible senior note, net of discount due to beneficial conversion feature		1,272,619
Total liabilities	89,900,060	34,070,270
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,661,939,143 and 1,678,097,663 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	832	829
Additional paid-in capital	126,786,049	131,140,682
Warrants	15,566,332	677,332
Accumulated other comprehensive income	46,618,263	46,186,277
Retained earnings	83,340,262	57,831,133
Total shareholders' equity	282,884,068	246,177,744	213,940,423	173,040,731
Total liabilities and shareholders' equity	372,784,128	280,248,014
Parent Company [Member]
Current assets
Cash and cash equivalents	5,338,092	6,840,302	3,599,329	13,304,462
Prepaid expenses and other current assets	123,203	16,933
Total current assets	5,461,295	6,857,235
Long-term investments and amounts due from subsidiaries	314,738,590	264,830,167
Total assets	320,199,885	271,687,402
Current liabilities
Accrued expenses and other current liabilities	6,180,007	611,358
Amounts due to subsidiaries	31,135,810	23,625,681
Convertible senior note, net of discount due to beneficial conversion feature		1,272,619
Total liabilities	37,315,817	25,509,658
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,661,939,143 and 1,678,097,663 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	832	829
Additional paid-in capital	126,786,049	131,140,682
Warrants	15,566,332	677,332
Accumulated other comprehensive income	46,618,263	46,186,277
Retained earnings	93,912,592	68,172,624
Total shareholders' equity	282,884,068	246,177,744	213,940,423	173,040,731
Total liabilities and shareholders' equity	$ 320,199,885	$ 271,687,402

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
Sales tax	(5,793,557)	(3,827,823)	(3,208,933)
Cost of revenues	(103,130,272)	(91,930,241)	(80,238,617)
Gross profit	77,455,879	64,250,371	66,135,814
Operating expenses:
Product development	(18,382,383)	(15,416,944)	(23,964,697)
Selling and marketing	(24,586,039)	(20,891,615)	(18,975,617)
General and administrative	(11,629,273)	(11,582,200)	(10,481,827)
Total operating expenses	(54,597,695)	(68,149,928)	(62,151,037)
Change in fair value of contingent consideration for business acquisition		(3,729,513)	10,894,533
Income (loss) from operations	23,159,543	(7,309,751)	15,216,973
Interest income	5,231,308	3,569,175	2,342,761
Interest expense	(262,758)	(487,763)	(1,059,905)
Impairment loss on cost method investment			(1,509,912)
Loss on extinguishment of debt upon prepayment of convertible senior note		(1,567,472)
Income taxes expense	(3,490,842)	(3,137,838)	(3,950,003)
Net Income (loss)	25,739,968	(7,654,862)	11,923,199
Foreign currency translation adjustments	431,986	13,871,922	9,044,087
Comprehensive income	26,171,954	6,217,060	20,967,286
Parent Company [Member]
Revenues			60,999
Sales tax
Cost of revenues
Gross profit			60,999
Operating expenses:
Product development	(468,232)	(614,780)	(1,041,571)
Selling and marketing	(374,144)	(121,623)	(131,396)
General and administrative	(3,744,168)	(3,793,055)	(3,736,556)
Total operating expenses	(4,586,544)	(4,529,458)	(4,909,523)
Change in fair value of contingent consideration for business acquisition		(3,729,513)	10,894,533
Income (loss) from operations	(4,586,544)	(8,258,971)	6,046,009
Interest income	90,639	38,454	3,987
Interest expense	(262,758)	(487,763)	(1,059,905)
Impairment loss on cost method investment			(1,509,912)
Loss on extinguishment of debt upon prepayment of convertible senior note		(1,567,472)
Equity in earnings of subsidiaries and variable interest entities	30,498,631	2,620,890	8,443,020
Net income (loss) before income taxes	25,739,968	(7,654,862)	11,923,199
Income taxes expense
Net Income (loss)	25,739,968	(7,654,862)	11,923,199
Foreign currency translation adjustments	431,986	13,871,922	9,044,087
Comprehensive income	$ 26,171,954	$ 6,217,060	$ 20,967,286

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Changes in Shareholders' Equity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 246,177,744	$ 213,940,423	$ 173,040,731
Issuance of ordinary shares for share-based compensation	277,309	302,075	386,550
Issuance of ordinary shares for acquisition of business	4,230,000	29,220,543	14,545,600
Conversion of convertible senior note	1,263,919
Issuance of warrants	14,889,000
Share-based compensation recognized	4,464,497	4,579,522	5,000,256
Repurchase of ordinary shares	(14,590,355)	(2,748,579)
Prepayment of convertible senior note		(5,333,300)
Provision for statutory reserve
Other comprehensive income	431,986	13,871,922	9,044,087
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Ending Balance	282,884,068	246,177,744	213,940,423
Parent Company [Member]
Beginning Balance	246,177,744	213,940,423	173,040,731
Issuance of ordinary shares for share-based compensation	277,309	302,075	386,550
Issuance of ordinary shares for acquisition of business	4,230,000	29,220,543	14,545,600
Share-based compensation recognized	4,464,497	4,579,522	5,000,256
Repurchase of ordinary shares	(14,590,355)	(2,748,579)
Prepayment of convertible senior note		(5,333,300)
Other comprehensive income	431,986	13,871,922	9,044,087
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Ending Balance	282,884,068	246,177,744	213,940,423
Ordinary Shares [Member]
Beginning Balance (in shares)	1,661,939,143	1,510,906,573	1,409,396,360
Beginning Balance	829	755	705
Issuance of ordinary shares for share-based compensation (in shares)	27,500,000	47,500,000	52,750,000
Issuance of ordinary shares for share-based compensation	14	24	26
Issuance of ordinary shares for acquisition of business (in shares)	40,000,000	123,532,570	48,760,213
Issuance of ordinary shares for acquisition of business	20	62	24
Conversion of convertible senior note (in shares)	22,800,000
Conversion of convertible senior note	11
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares (in shares)	(74,141,480)	(20,000,000)
Repurchase of ordinary shares	(42)	(12)
Prepayment of convertible senior note
Provision for statutory reserve
Other comprehensive income
Net income (loss)
Ending Balance (in shares)	1,678,097,663	1,661,939,143	1,510,906,573
Ending Balance	832	829	755
Ordinary Shares [Member] | Parent Company [Member]
Beginning Balance (in shares)	1,661,939,143	1,510,906,573	1,409,396,360
Beginning Balance	829	755	705
Issuance of ordinary shares for share-based compensation (in shares)	27,500,000	47,500,000	52,750,000
Issuance of ordinary shares for share-based compensation	14	24	26
Issuance of ordinary shares for acquisition of business (in shares)	40,000,000	123,532,570	48,760,213
Issuance of ordinary shares for acquisition of business	20	62	24
Conversion of convertible senior note (in shares)	22,800,000
Conversion of convertible senior note	11
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares (in shares)	(74,141,480)	(20,000,000)
Repurchase of ordinary shares	(42)	(12)
Prepayment of convertible senior note
Other comprehensive income
Net income (loss)
Ending Balance (in shares)	1,678,097,663	1,661,939,143	1,510,906,573
Ending Balance	832	829	755
Additional Paid-in Capital [Member]
Beginning Balance	131,140,682	105,120,495	83,862,222
Issuance of ordinary shares for share-based compensation	277,295	302,051	386,524
Issuance of ordinary shares for acquisition of business	4,229,980	29,220,481	15,871,493
Conversion of convertible senior note	1,263,908
Issuance of warrants
Share-based compensation recognized	4,464,497	4,579,522	5,000,256
Repurchase of ordinary shares	(14,590,313)	(2,748,567)
Prepayment of convertible senior note		(5,333,300)
Provision for statutory reserve
Other comprehensive income
Net income (loss)
Ending Balance	126,786,049	131,140,682	105,120,495
Additional Paid-in Capital [Member] | Parent Company [Member]
Beginning Balance	131,140,682	105,120,495	83,862,222
Issuance of ordinary shares for share-based compensation	277,295	302,051	386,524
Issuance of ordinary shares for acquisition of business	4,229,980	29,220,481	15,871,493
Conversion of convertible senior note	1,263,908
Issuance of warrants
Share-based compensation recognized	4,464,497	4,579,522	5,000,256
Repurchase of ordinary shares	(14,590,313)	(2,748,567)
Prepayment of convertible senior note		(5,333,300)
Other comprehensive income
Net income (loss)
Ending Balance	126,786,049	131,140,682	105,120,495
Shares Issuable In Connection With Acquisition [Member]
Beginning Balance			1,325,917
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business			(1,325,917)
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Provision for statutory reserve
Other comprehensive income
Net income (loss)
Ending Balance
Shares Issuable In Connection With Acquisition [Member] | Parent Company [Member]
Beginning Balance			1,325,917
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business			(1,325,917)
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Other comprehensive income
Net income (loss)
Ending Balance
Warrants [Member]
Beginning Balance	677,332	677,332	677,332
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants	14,889,000
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Provision for statutory reserve
Other comprehensive income
Net income (loss)
Ending Balance	15,566,332	677,332	677,332
Warrants [Member] | Parent Company [Member]
Beginning Balance	677,332	677,332	677,332
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants	14,889,000
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Other comprehensive income
Net income (loss)
Ending Balance	15,566,332	677,332	677,332
Accumulated Other Comprehensive Income [Member]
Beginning Balance	46,186,277	32,314,355	23,270,268
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Provision for statutory reserve
Other comprehensive income	431,986	13,871,922	9,044,087
Net income (loss)
Ending Balance	46,618,263	46,186,277	32,314,355
Accumulated Other Comprehensive Income [Member] | Parent Company [Member]
Beginning Balance	46,186,277	32,314,355	23,270,268
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Other comprehensive income	431,986	13,871,922	9,044,087
Net income (loss)
Ending Balance	46,618,263	46,186,277	32,314,355
Retained Earnings [Member]
Beginning Balance	57,831,133	66,434,696	55,303,394
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Provision for statutory reserve	(230,839)	(948,701)	(791,897)
Other comprehensive income
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Ending Balance	83,340,262	57,831,133	66,434,696
Retained Earnings [Member] | Parent Company [Member]
Beginning Balance	68,172,624	75,827,486	63,904,287
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for acquisition of business
Conversion of convertible senior note
Issuance of warrants
Share-based compensation recognized
Repurchase of ordinary shares
Prepayment of convertible senior note
Other comprehensive income
Net income (loss)	25,739,968	(7,654,862)	11,923,199
Ending Balance	$ 93,912,592	$ 68,172,624	$ 75,827,486

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by operating activities	$ 46,655,914	$ 33,433,753	$ 26,013,611
Net cash (used in) provided by investing activities	(41,206,784)	(40,284,810)	(10,314,863)
Net cash used in financing activities	(14,313,046)	(26,334,931)	(776,540)
Net (decrease) increase in cash and cash equivalents	(8,816,814)	(27,659,231)	17,881,236
Cash and cash equivalents, beginning of year	129,511,530	157,170,761	139,289,525
Cash and cash equivalents, end of year	120,694,716	129,511,530	157,170,761
Parent Company [Member]
Net cash provided by operating activities	22,810,827	22,455,668	649,007
Net cash (used in) provided by investing activities	(9,999,999)	(9,025,640)	(9,577,600)
Net cash used in financing activities	(14,313,038)	(10,189,055)	(776,540)
Net (decrease) increase in cash and cash equivalents	(1,502,210)	3,240,973	(9,705,133)
Cash and cash equivalents, beginning of year	6,840,302	3,599,329	13,304,462
Cash and cash equivalents, end of year	$ 5,338,092	$ 6,840,302	$ 3,599,329